UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

John R. Greed

President

Mutual of America Life Insurance Company

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2015

Semi-Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2015.

The second quarter of 2015 ended with a flurry of unsettling events. The Greek government declared a bank holiday, instituted capital controls to preclude cash from leaving the country, and announced a nationwide referendum for the following week to either accept or reject European creditors’ austerity demands in exchange for a new bailout. That same weekend, China announced a number of stimulus measures aimed at arresting a rapid decline of more than 20% in its A-shares market, following a greater than 100% increase over the prior year. Finally, although of less global consequence, the governor of Puerto Rico announced that the U.S. territory would be unable to pay its debts.

All of these issues developed over a long period of time, generating a sense of rising uncertainty in global markets, and probably contributed to the sideways movement of stock markets and bond markets so far this year. Of course, the most important issue hanging over the markets is the question of when the Federal Reserve (Fed) will begin to raise policy rates. While the stated policy of the Fed is focused exclusively on the twin goals of contained inflation and sustainable growth in the domestic economy, events affecting the global economy have become more important considerations as the world has increasingly globalized over the past 25 years.

These issues remain unresolved and it is unlikely they will be resolved over the near term. As such, they represent ongoing uncertainty and will continue to trigger volatility in markets globally. The key issue is to what degree they will impact fundamentals — growth, currency fluctuations, trade, inflation/deflation, and corporate earnings on a global and domestic basis.

In the U.S., second quarter economic data showed improvement over the first quarter, which was negatively impacted by non-recurring items that yielded a decline in Gross Domestic Product (GDP) growth of -0.2%. Current consensus for second quarter GDP growth is 2.7%. In the early part of the second quarter, the improvement was modest and mixed. As the quarter improved, most data points showed sequential improvement. Autos, housing, labor, personal income and spending, and even the manufacturing data were solid. Trade, however, suffered as the strong U.S. dollar continued to impair exports while encouraging imports. In summary, the U.S. economy seems to be back on a modest growth track, one probably strong enough to encourage the Fed to begin to normalize interest rate policy at a modest pace sometime this year. Our guess is December rather than September given the Fed’s continuing concern about the lack of acceleration in average hourly earnings despite other compensation data suggesting accelerating income gains. Inflation also remains below the preferred target of 2.0%. And other factors that are not part of the Fed’s mandate, such as the strong dollar, which acts to restrain growth, and macroeconomic and geopolitical concerns, are important factors in any decision to raise U.S. policy rates.

On the global front, the two immediate major concerns are how the Greek crisis will be resolved (and what that implication is for the Euro, Eurozone, and European economic growth) and the impact on Chinese growth in light of its recent stock market meltdown. Then, of course, there is the just-completed agreement between the West and Iran over limiting the latter’s program to develop nuclear capability. This agreement represents one of the most significant diplomatic achievements in recent history, with potentially both positive and negative implications.

After months of acrimonious negotiations between a leftist Greek government, the European Union and the International Monetary Authority over a new debt bailout package, Greece capitulated rather than be forced out of the Eurozone and the Euro. Ironically, this is happening only one week after a Greek referendum emphatically refused to succumb to further austerity measures. However, the outcome is still highly uncertain despite the fact that the Greek Parliament approved the compromise agreement, which mandates even more austerity than Prime Minister Alexis Tsipras was elected to alleviate. The specific terms of the bailout still must be ironed out, and any agreement must be accepted by all 28 governments comprising the European Union. The ultimate implications of a final decision will remain unknown for years.

It has been clear for some time that China’s growth is slowing and is most likely to do so for the foreseeable future. This trend has seriously hurt the economies of commodity producers whose prosperity over the past approximately 20 years was almost entirely fueled by China’s outsized 10% average annualized growth. Going forward, the slowdown likely will reduce global growth because China’s past expansion produced a meaningful share of incremental growth, either directly or indirectly. The costs to China of this extraordinary growth have been the creation of tremendous excess capacity in industrial infrastructure, residential real estate and bank debt. The government is attempting a transition to a more consumer-oriented versus an export-oriented economy, a difficult task for a nation where the cultural norms support extremely high savings rates. Such a shift also requires a liberalization of the financial system to give foreigners the confidence to invest in Chinese companies through equity and debt purchases. This liberalization would also increase the probabilities that the Chinese currency, the Yuan, would eventually achieve reserve currency status — as similarly enjoyed by the U.S. dollar and the Euro — and thereby support direct Chinese consumer purchases of foreign goods.

Unfortunately, recent Chinese efforts to steer their economy and financial system toward these goals have gone awry. As growth has continued to slow, authorities have responded with stimulatory measures that have resulted in more speculation in housing and further investment in areas of the economy already swamped to capacity. At the same time, these measures are adding to an onerous debt load held by the state-controlled banks and, more frighteningly, non-bank lenders. And China’s most recent foray into promoting a bull market in stocks to create a “wealth effect,” as seen in the U.S., Europe, Japan and U.K., seems to have backfired. Most commentators have quickly concluded that the leadership’s bungling of this stock market crisis has undermined confidence in President Xi Jinping’s government by its citizens and other global leaders. That is probably too hasty a judgment, at least domestically where it matters, as Xi moved swiftly and adeptly over the first three years of his tenure to consolidate power and initiate global outreach programs that fostered rising nationalism.

While all of these geopolitical and macroeconomic issues will continue to create periods of volatility in markets, history strongly suggests that the key drivers of stock and bond prices are economic and corporate profit growth. At present, economic prospects continue to improve in the U.S., Europe and Japan, perhaps not with as much acceleration as one would hope or the past would seem to indicate, but improvement nonetheless. We have often made the point that the direction of change is the most important variable in market behavior. In specific terms, at least in the U.S., bear markets have never occurred in the post-World War II period in the absence of recession, and recessions have never occurred until after short-term interest rates exceed long-term interest rates (i.e., the inverted yield curve). Even if the Fed begins to raise short-term policy rates within the next three-to-nine months, we are a long way away from either an inverted yield curve or a recession.

With about 95% of companies having already reported, second quarter earnings for S&P 500 companies are estimated to come in 4% ahead of expectations, despite the fact that estimates had not been cut as drastically in advance as has generally been the case in prior quarters over the past year or so. Excluding the energy sector, earnings for the second quarter should advance year-over-year about 5% while sales are tracking a 2% year-over-year gain. Including the energy sector, earnings and sales will be reported down about 2% and 3%, respectively. While a bit slower than we’ve seen over the past two years, these results are quite respectable given headwinds of a strong dollar and weak economic growth abroad.

Many naysayers complain that the growth rate during this expansion has been anemic compared to those in the past. That is true, but the economy has grown and so have corporate profits. In response, stocks have risen significantly in all major developed economies over the past seven years. Slow growth over a long period of time is, in our opinion, preferable to rapid growth for a short span of time, which generally leads to excesses and then collapse. Our thesis has been, and continues to be, that the economies of the developed nations are likely to continue to grow at a slow but relatively steady pace for much longer, and markets will follow.

As shown in the accompanying 2014 financial statements, in December 2014, a large existing Funds shareholder at this time redeemed all its shares across several funds, totaling approximately $186.4 million in order to invest those funds in an individually managed investment vehicle offered by Mutual of America Life Insurance Company that was specifically tailored for certain investment preferences and restrictions of that shareholder. This required the Funds to liquidate a significant portion of its investment portfolios to fund the redemption.

The Adviser to the Funds continues to reimburse the Funds for all expenses incurred by the Funds, other than the Adviser’s Management Fees, and a special dividend was declared to all shareholders in connection with this large fund redemption and, as such, this transaction did not have an adverse impact on any of our shareholders in 2014 and will not have an adverse impact on any shareholders in 2015.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2015

All America Fund	+2.37%
Equity Index Fund	+1.18%
Mid-Cap Equity Index Fund	+4.13%
Small Cap Value Fund	+2.06%
Small Cap Growth Fund	+8.73%
Bond Fund	+0.92%
Money Market Fund	+0.01%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2015 compared with its relevant index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed

Chairman of the Board, President

and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the six months ended June 30, 2015, the S&P 500 of large capitalization stocks increased by 1.23% on a total return basis, while the Russell 2000® Growth Index was up 8.74% and the Russell 2000® Value Index was up 0.76%.

The All America Fund’s return for the six months ended June 30, 2015, before expenses was 2.63% and 2.37% after expenses versus the benchmark return of 1.23%. The out-performance of the Fund was largely the result of out-performance by the Small Cap Value and Active Large Cap components of the Funds, although the Equity Index and Small Cap Growth components of the Fund each out-performed modestly.

EQUITY INDEX FUND

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the six months ended June 30, 2015, was 1.24% before expenses and 1.18% after expenses, in line with the benchmark return of 1.23%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 had a strong six month period ending June 30, 2015 up 4.20%. Most of the outperformance in the first half of the year came from the first quarter as the index was up 5.3%. Within the S&P MidCap 400, Health Care was up substantially followed by Information Technology and Consumer Discretionary sectors, 16.6%, 7.2%, and 5.2%, respectively. The worst performing sector was Utilities as it detracted 11.6% from the index.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2015, was 4.19% before expenses and 4.13% after expenses, in line with the 4.20% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2015, the Small Cap Value Fund returned 2.49% before expenses and 2.06% after expenses versus a 0.76% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Health Care and Financials while the worst performing sectors were Energy and Utilities.

Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Consumer Cyclicals and Retail, while sectors detracting from Fund performance included Utilities and Consumer Staples.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 9.19% before expenses and 8.73% after expenses during the six months ended June 30, 2015. The Fund’s benchmark, the Russell 2000® Growth Index, returned 8.74% for the period.

The small capitalization growth marketplace produced one of the highest returns of any index domestically. This level of return was driven by the Health Care and Information Technology sectors. More specifically, Health Care drove most of the performance in the small capitalization growth style given the high representation of biotechnology and pharmaceuticals in the sector. Year-to-date ending June, the Health Care sector provided 55% of the benchmark’s 8.74% return of which biotechnology and pharmaceuticals were almost 80% responsible for the performance in the Health Care sector.

Information Technology was the second most meaningful area of return providing 29% of the Russell 2000® Growth Index performance. The semi-conductor and semi-conductor equipment industry as well as software industry accounted for 73% of the technology sector’s return.

Together, Health Care and Information Technology represented 84% of the Russell 2000® Growth Index’s return (7.3 percentage points of the 8.74% performance). In both of these sectors, our Fund produced outsized performance given strong stock selection. Energy and Financials were detractors from our overall performance.

As investors continue their search for growth, in a slowing global economic environment, the domestic small cap growth area of investing is attractive to some individuals who believe young innovative companies, with relative high levels of volatility, can provide attractive relative returns overtime.

BOND FUND

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed bonds, all of which normally yield more than U.S. Treasury issues.

The fixed income markets experienced negative returns during the first half of 2015. Treasury rates moved higher across the yield curve. The rise in rates was driven primarily by improved economic data and expectations that the Federal Reserve will raise short term rates.

The yield curve steepened as yields on short-dated Treasuries decreased from the end of 2014, while longer-dated bond yields increased through the first half of 2015. Two-year Treasury Notes yielded 0.65% at the end of the 2nd quarter, down slightly from 0.67% at the end of 2014. Yields on ten-year Notes jumped from 2.17% at 2014 year-end to 2.35% on June 30, an 8.4% increase. In the same period, thirty-year Treasury Bonds increased 37 basis points to a yield of 3.12%.

In the corporate bond market, high-grade spreads widened from 144 at the end of 2014 to 148 on June 30. In the AAA-rated segment, spreads widened from 65 to 79 basis points, while BBB-rated bonds tightened from 198 to 193 basis points. With a return of -1.77%, the AAA-rated sector was the worst investment-grade performer, while BBB and A-rated bonds both returned -0.45%.

Through the first two quarters of 2015, the Bond Fund returned 1.14% before expenses, beating the Barclay’s Capital Aggregate Bond Index’s return of -0.10% by 124 basis points. Compared to this index, the Fund’s relative outperformance was due to an overweight position in corporate bonds and an underweight position in Treasuries. Despite the fact that spreads widened, the security selection of investment grade corporates was one the main contributors to performance. In particular, the Triple-B rated industrial bonds added the most value of all corporate bonds, accounting for 58% of total excess return.

The Bond Fund’s strategy is to overweight corporates, underweight Treasuries, and market weight mortgage-backed securities. The portfolio’s objective is to maintain a similar maturity profile to the Barclays Capital U.S. Aggregate Bond Index with an overweighting of BBB issuers. To achieve the duration target, intermediate maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

For the six months ended June 30, 2015, the Bond Fund returned 1.14% before expenses and 0.92% after expenses. This compares favorably to the Barclays Capital U.S. Aggregate Bond Index, which returned -0.10% for the period. As in past years, the Fund’s emphasis on higher-yielding corporate issues was a major contributor to its outperformance.

MONEY MARKET FUND

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2015, the Money Market Fund returned 0.06% before expenses and 0.01% after expenses, compared to a 0.01% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

Despite expectations of rising rates later on this year, the Federal Reserve stayed committed to a near-zero interest rate policy throughout the first half of 2015. The Fed Funds target rate remained anchored at a range of 0% to 0.25%. As a result, money market returns were affected by extremely low yields and a limited supply of eligible investments. The Fund’s strategy continued to focus on quality, liquidity, and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of August 11, 2015, was 0.05%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2015 (Unaudited)

All America Fund

Equity Index Fund

Mid-Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Bond Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2015 (Unaudited) (Continued)

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to limit each Fund’s total operating expenses to their respective investment management fees. This contractual obligation remains in effect through April 30, 2016 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.09% for the Money Market Fund during the six months ended June 30, 2015 and resulted in the Fund being reimbursed for all other operating expenses during that period.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2015 and held for the entire period ending June 30, 2015 under the expense limitations in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,023.85	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$2.51

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,011.90	$0.62
Hypothetical (5% return before expenses)	$1,000.00	$1,023.99	$0.62

*	Expenses are equal to the Fund’s annual expense ratio of 0.124%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,041.52	$0.62
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.62

*	Expenses are equal to the Fund’s annual expense ratio of 0.123%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,020.68	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,087.82	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,009.23	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.21

*	Expenses are equal to the Fund’s annual expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1 to June 30, 2015
Actual	$1,000.00	$1,000.15	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.61	$1.00

*	Expenses are equal to the Fund’s annual expense ratio (before any fee waiver) of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.1%)
Amazon.com, Inc.*	123	$53,393
Comcast Corp. Cl A	810	48,713
Disney (Walt) Co.	502	57,298
Home Depot, Inc.	418	46,452
McDonald’s Corp.	308	29,282
Starbucks Corp.	482	25,842
Time Warner, Inc.	265	23,164
Other Securities	8,259	462,173

		746,317

CONSUMER STAPLES (5.3%)
Coca-Cola Co.	1,263	49,547
PepsiCo, Inc.	475	44,337
Philip Morris Int’l., Inc.	498	39,925
Proctor & Gamble Co.	873	68,304
Wal-Mart Stores, Inc.	508	36,032
Other Securities	4,592	312,071

		550,216

ENERGY (4.4%)
Chevron Corp.	605	58,364
Exxon Mobil Corp.	1,347	112,070
Other Securities	5,439	289,178

		459,612

FINANCIALS (9.4%)
American Int’l. Group, Inc.	430	26,583
Bank of America Corp.	3,381	57,545
Berkshire Hathaway, Inc. Cl B*	587	79,897
Capital One Financial Corp.	175	15,395
Citigroup, Inc.	977	53,969
Goldman Sachs Group, Inc.	129	26,934
JPMorgan Chase & Co.	1,195	80,973
Wells Fargo & Co.	1,509	84,866
Other Securities	10,572	562,565

		988,727

HEALTH CARE (8.6%)
Allergan PLC*	126	38,136
BIOGEN, Inc.*	75	30,296
Celgene Corp.*	255	29,512
Gilead Sciences, Inc.	473	55,379
Johnson & Johnson	893	87,032

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Medtronic PLC	459	$34,012
Merck & Co., Inc.	910	51,806
Mylan N.V.*	132	8,958
Pfizer, Inc.	1,984	66,524
UnitedHealth Group, Inc.	306	37,332
Other Securities	5,270	464,047

		903,034

INDUSTRIALS (5.7%)
Boeing Co.	207	28,715
General Electric Co.	3,245	86,220
Roper Technologies, Inc.	32	5,519
Union Pacific Corp.	281	26,799
Other Securities	5,795	445,065

		592,318

INFORMATION TECHNOLOGY (10.9%)
Apple, Inc.	1,856	232,785
Cisco Systems, Inc.	1,638	44,979
Facebook, Inc. Cl A*	678	58,149
Google, Inc. Cl A*	92	49,684
Google, Inc. Cl C*	92	47,887
Int’l. Business Machines Corp.	295	47,985
Intel Corp.	1,528	46,474
MasterCard, Inc. Cl A	312	29,166
Microsoft Corp.	2,605	115,011
Oracle Corp.	1,026	41,348
QUALCOMM, Inc.	524	32,818
Salesforce.com, inc.*	196	13,647
Other Securities	8,293	389,367

		1,149,300

MATERIALS (1.8%)
Other Securities	3,159	185,979

TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc.	1,673	59,425
Verizon Communications, Inc.	1,313	61,199
Other Securities	649	12,143

		132,767

UTILITIES (1.6%)
Other Securities	3,712	165,677

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $4,331,349) 56.1%		5,873,947

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	A-1+	0.08	09/03/15	$150,000	$149,980

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $149,980) 1.4%					149,980

TOTAL INDEXED ASSETS (Cost: $4,481,329) 57.5%					$6,023,927

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.8%)
Amazon.com, Inc.*	76	$32,991
Diamond Resorts Int’l., Inc.*	1,421	44,833
Disney (Walt) Co.	354	40,406
Home Depot, Inc.	238	26,449
McDonald’s Corp.	201	19,109
Starbucks Corp.	526	28,201
Time Warner, Inc.	224	19,580
Other Securities	11,392	396,157

		607,726

CONSUMER STAPLES (2.3%)
Coca-Cola Co.	336	13,181
PepsiCo, Inc.	221	20,628
Philip Morris Int’l., Inc.	145	11,625
Proctor & Gamble Co.	377	29,496
Wal-Mart Stores, Inc.	310	21,988
Other Securities	3,836	142,467

		239,385

ENERGY (2.2%)
Chevron Corp.	155	14,953
Exxon Mobil Corp.	633	52,666
Other Securities	6,457	166,155

		233,774

FINANCIALS (7.7%)
American Int’l. Group, Inc.	353	21,822
Bank of America Corp.	1,306	22,228
Berkshire Hathaway, Inc. Cl B*	148	20,144
Capital One Financial Corp.	351	30,877
Citigroup, Inc.	344	19,003
Goldman Sachs Group, Inc.	120	25,055
JPMorgan Chase & Co.	777	52,650
Wells Fargo & Co.	757	42,574
Other Securities	21,537	571,335

		805,688

HEALTH CARE (6.7%)
Allergan PLC*	71	21,646
BIOGEN, Inc.*	51	20,601
Celgene Corp.*	331	38,308
Gilead Sciences, Inc.	292	34,187
Medtronic PLC	273	20,229
Merck & Co., Inc.	546	31,084
Mylan N.V.*	530	35,966
Pfizer, Inc.	1,270	42,583
UnitedHealth Group, Inc.	153	18,666
Other Securities	14,416	446,980

		710,250

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (5.0%)
Boeing Co.	186	$25,802
General Electric Co.	1,975	52,476
Roper Technologies, Inc.	264	45,529
Union Pacific Corp.	187	17,834
Other Securities	8,880	378,768

		520,409

INFORMATION TECHNOLOGY (7.3%)
Apple, Inc.	722	90,557
Cisco Systems, Inc.	703	19,304
Facebook, Inc. Cl A*	254	21,784
Google, Inc. Cl A*	35	18,901
Google, Inc. Cl C*	35	18,218
Intel Corp.	361	10,980
MasterCard, Inc. Cl A	196	18,322
Microsoft Corp.	809	35,717
Oracle Corp.	503	20,271
QUALCOMM, Inc.	287	17,975
Salesforce.com, inc.*	448	31,194
Other Securities	16,301	459,206

		762,429

MATERIALS (1.6%)
Other Securities	4,887	165,098

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	676	24,012
Verizon Communications, Inc.	290	13,517
Other Securities	2,383	28,496

		66,025

UTILITIES (1.0%)
Other Securities	2,432	108,637

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $3,165,489) 40.2%		4,219,421

TOTAL ACTIVE ASSETS
(Cost: $3,165,489) 40.2%		4,219,421

TOTAL INVESTMENTS (COST: $7,646,818) 97.7%		10,243,348

OTHER NET ASSETS 2.3%		239,224

NET ASSETS 100.0%		$10,482,572

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.4%)
Amazon.com, Inc.*	666	$289,104
Comcast Corp. Cl A	4,387	263,834
Disney (Walt) Co.	2,721	310,575
Home Depot, Inc.	2,267	251,932
McDonald’s Corp.	1,671	158,862
Other Securities	48,921	2,785,885

		4,060,192

CONSUMER STAPLES (9.1%)
Altria Group, Inc.	3,429	167,712
Coca-Cola Co.	6,840	268,333
CVS Health Corp.	1,968	206,404
PepsiCo, Inc.	2,573	240,164
Philip Morris Int’l., Inc.	2,701	216,539
Proctor & Gamble Co.	4,730	370,075
Wal-Mart Stores, Inc.	2,753	195,270
Other Securities	19,515	1,319,369

		2,983,866

ENERGY (7.6%)
Chevron Corp.	3,278	316,229
Exxon Mobil Corp.	7,293	606,778
Schlumberger Ltd.	2,215	190,911
Other Securities	27,338	1,380,358

		2,494,276

FINANCIALS (17.6%)
Bank of America Corp.	18,310	311,629
Berkshire Hathaway, Inc. Cl B*	3,182	433,102
Citigroup, Inc.	5,290	292,220
iShares Core S&P 500 ETF	2,422	501,887
JPMorgan Chase & Co.	6,474	438,678
Wells Fargo & Co.	8,171	459,537
Other Securities	60,936	3,337,931

		5,774,984

HEALTH CARE (15.0%)
AbbVie, Inc.	2,998	201,436
Allergan PLC*	684	207,567
Amgen, Inc.	1,326	203,568
BIOGEN, Inc.*	410	165,615
Bristol-Myers Squibb Co.	2,908	193,498
Celgene Corp.*	1,384	160,177
Gilead Sciences, Inc.	2,564	300,193

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Johnson & Johnson	4,838	$471,511
Medtronic PLC	2,488	184,388
Merck & Co., Inc.	4,930	280,665
Pfizer, Inc.	10,743	360,213
UnitedHealth Group, Inc.	1,660	202,520
Other Securities	22,123	1,975,947

		4,907,298

INDUSTRIALS (9.8%)
3M Co.	1,108	170,964
Boeing Co.	1,122	155,644
General Electric Co.	17,573	466,915
United Technologies Corp.	1,443	160,072
Other Securities	30,652	2,266,020

		3,219,615

INFORMATION TECHNOLOGY (19.0%)
Apple, Inc.	10,050	1,260,518
Cisco Systems, Inc.	8,871	243,598
Facebook, Inc. Cl A*	3,673	315,015
Google, Inc. Cl A*	499	269,480
Google, Inc. Cl C*	500	260,062
Int’l. Business Machines Corp.	1,598	259,931
Intel Corp.	8,274	251,654
MasterCard, Inc. Cl A	1,691	158,075
Microsoft Corp.	14,107	622,824
Oracle Corp.	5,558	223,987
QUALCOMM, Inc.	2,843	178,057
Visa, Inc. Cl A	3,371	226,363
Other Securities	42,721	1,962,935

		6,232,499

MATERIALS (3.1%)
Other Securities	17,179	1,011,233

TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	9,059	321,776
Verizon Communications, Inc.	7,114	331,584
Other Securities	3,519	65,888

		719,248

UTILITIES (2.8%)
Other Securities	20,179	900,941

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $25,782,407) 98.6%		32,304,152

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	A-1+	0.09	07/23/15	$300,000	$299,983

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,983) 0.9%					299,983

TOTAL INVESTMENTS (Cost: $26,082,390) 99.5%					32,604,135

OTHER NET ASSETS 0.5%					165,442

NET ASSETS 100.0%					$32,769,577

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.8%)
Advance Auto Parts, Inc.	905	$144,152
Foot Locker, Inc.	1,729	115,860
Jarden Corp.*	2,213	114,523
LKQ Corp.*	3,760	113,721
Polaris Industries, Inc.	756	111,971
Signet Jewelers Ltd.	991	127,086
Williams-Sonoma, Inc.	1,053	86,630
Other Securities	61,218	2,043,299

		2,857,242

CONSUMER STAPLES (4.1%)
Church & Dwight Co., Inc.	1,617	131,184
Energizer Hldgs., Inc.*	768	101,030
Hain Celestial Group, Inc.*	1,268	83,510
WhiteWave Foods Co. Cl A*	2,164	105,776
Other Securities	15,213	415,801

		837,301

ENERGY (4.4%)
Dresser-Rand Group, Inc.*	950	80,921
HollyFrontier Corp.	2,423	103,438
Other Securities	33,018	721,695

		906,054

FINANCIALS (23.8%)
Alleghany Corp.*	198	92,814
Everest Re Group Ltd.	550	100,106
Extra Space Storage, Inc.	1,374	89,612
Federal Realty Investment Trust	849	108,748
Gallagher (Arthur J.) & Co.	2,076	98,195
HCC Insurance Hldgs., Inc.	1,184	90,979
iShares Core S&P Mid-Cap ETF	599	89,838
Jones Lang LaSalle, Inc.	555	94,905
MSCI, Inc. Cl A	1,389	85,493
New York Community Bancorp, Inc.	5,493	100,961
Raymond James Financial, Inc.	1,583	94,315
Signature Bank*	628	91,933
SVB Financial Group*	634	91,283
UDR, Inc.	3,202	102,560
Other Securities	112,769	3,570,796

		4,902,538

HEALTH CARE (9.0%)
Centene Corp.*	1,471	118,268
Community Health Systems, Inc.*	1,460	91,936

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Cooper Companies, Inc.	600	$106,782
Hologic, Inc.*	3,021	114,979
MEDNAX, Inc.*	1,156	85,671
Mettler-Toledo Int’l., Inc.*	346	118,145
Omnicare, Inc.	1,197	112,817
ResMed, Inc.	1,743	98,253
United Therapeutics Corp.*	572	99,499
Other Securities	15,783	896,803

		1,843,153

INDUSTRIALS (14.5%)
Acuity Brands, Inc.	537	96,649
Alaska Air Group, Inc.	1,602	103,217
Carlisle Cos., Inc.	807	80,797
Fortune Brands Home & Security, Inc.	1,970	90,265
Manpowergroup, Inc.	968	86,520
Towers Watson & Co. Cl A	857	107,811
Wabtec Corp.	1,194	112,523
Other Securities	47,900	2,306,493

		2,984,275

INFORMATION TECHNOLOGY (15.9%)
ANSYS, Inc.*	1,109	101,185
CDK Global, Inc.	1,981	106,934
Gartner, Inc.*	1,026	88,010
Global Payments, Inc.	821	84,932
SunEdison, Inc.*	3,604	107,796
Synopsys, Inc.*	1,917	97,096
Other Securities	89,515	2,692,840

		3,278,793

MATERIALS (6.7%)
Ashland, Inc.	769	93,741
Other Securities	30,543	1,287,289

		1,381,030

TELECOMMUNICATION SERVICES (0.2%)
Other Securities	1,216	35,750

UTILITIES (4.3%)
Other Securities	26,155	879,336

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $15,854,774) 96.7%		19,905,472

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.7%)
U.S. Treasury Bill (1)	A-1+	0.08	09/03/15	$350,000	$349,953

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $349,953) 1.7%					349,953

TOTAL INVESTMENTS (Cost: $16,204,727) 98.4%					20,255,425

OTHER NET ASSETS 1.6%					325,035

NET ASSETS 100.0%					$20,580,460

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.4%)
Bassett Furniture Industries, Inc.	6,966	$197,904
Diamond Resorts Int’l., Inc.*	8,406	265,206
Houghton Mifflin Harcourt Co.*	6,791	171,133
Select Comfort Corp.*	2,884	86,722
The Men’s Wearhouse, Inc.	1,645	105,395
Other Securities	19,941	319,964

		1,146,324

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	10,026	93,743
Farmer Brothers Co.*	3,281	77,104
Vector Group Ltd.	2,911	68,292

		239,139

ENERGY (3.5%)
PBF Energy, Inc.	4,984	141,645
Other Securities	27,529	180,722

		322,367

FINANCIALS (35.9%)
Aspen Insurance Hldgs. Ltd.	1,678	80,376
BancFirst Corp.	1,219	79,784
Banner Corp.	1,987	95,237
Brookline Bancorp, Inc.	7,523	84,935
Chatham Lodging Trust	3,063	81,078
Chesapeake Lodging Trust	2,917	88,910
Customers Bancorp, Inc.*	2,754	74,055
Ellington Financial LLC	6,533	120,926
FelCor Lodging Trust, Inc.	11,891	117,483
Forest City Enterprises, Inc. Cl A*	5,365	118,567
Glacier Bancorp, Inc.	2,838	83,494
Highwoods Properties, Inc.	2,318	92,604
Investors Bancorp, Inc.	7,273	89,458
Meadowbrook Insurance Group, Inc.*	10,162	87,393
Northfield Bancorp, Inc.	5,509	82,910
Pennsylvania REIT	3,320	70,849
PrivateBancorp, Inc.	2,423	96,484
Stock Yards Bancorp, Inc.	2,836	107,172
SVB Financial Group*	1,257	180,983
Symetra Financial Corp.	5,853	141,467
Other Securities	52,300	1,353,110

		3,327,275

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (5.5%)
Supernus Pharmaceuticals, Inc.*	5,817	$98,773
Other Securities	42,495	414,889

		513,662

INDUSTRIALS (14.5%)
Alaska Air Group, Inc.	1,903	122,610
AZZ, Inc.	2,328	120,590
Blount International, Inc.*	7,269	79,377
Deluxe Corp.	1,383	85,746
Encore Wire Corp.	2,313	102,443
EnPro Industries, Inc.	1,401	80,165
Miller Industries, Inc.	5,542	110,563
Mueller Industries, Inc.	6,991	242,728
Old Dominion Freight Line, Inc.*	1,664	114,159
Orbital ATK, Inc.	1,935	141,952
Steelcase, Inc.	3,611	68,284
Uti Worldwide, Inc.*	7,564	75,564

		1,344,181

INFORMATION TECHNOLOGY (9.7%)
Proofpoint, Inc.*	1,468	93,468
Richardson Electronics Ltd.	12,249	98,972
SYNNEX Corp.	1,157	84,681
Other Securities	33,497	621,147

		898,268

MATERIALS (5.2%)
Kaiser Aluminum Corp.	2,218	184,271
Kraton Performance Polymers, Inc.*	2,876	68,679
Silgan Hldgs., Inc.	1,651	87,107
Other Securities	6,927	138,285

		478,342

TELECOMMUNICATION SERVICES (1.0%)
Other Securities	7,954	92,804

UTILITIES (4.4%)
Avista Corp.	2,324	71,231
Idacorp, Inc.	1,450	81,403
Other Securities	7,299	254,294

		406,928

TOTAL COMMON STOCKS
(Cost: $7,320,579) 94.7%		8,769,290

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.2%)
U.S. Treasury Bill	A-1+	0.09	07/23/15	$300,000	$299,983

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,983) 3.2%					299,983

TOTAL INVESTMENTS (Cost: $7,620,562) 97.9%					9,069,273

OTHER NET ASSETS 2.1%					197,923

NET ASSETS 100.0%					$9,267,196

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.7%)
Carmike Cinemas, Inc.*	2,726	$72,340
CST Brands, Inc.	3,069	119,876
Diamond Resorts Int’l., Inc.*	2,699	85,171
Eros International PLC*	2,212	55,580
Five Below, Inc.*	1,582	62,534
Haverty Furniture Cos., Inc.	2,485	53,731
Houghton Mifflin Harcourt Co.*	2,248	56,660
Popeyes Louisiana Kitchen, Inc.*	894	53,606
Red Robin Gourmet Burgers, Inc.*	925	79,414
Select Comfort Corp.*	2,339	70,324
Steve Madden Ltd.*	1,540	65,869
Other Securities	10,287	331,926

		1,107,031

CONSUMER STAPLES (2.2%)
WD-40 Co.	735	64,068
Other Securities	1,787	92,285

		156,353

ENERGY (2.5%)
Other Securities	7,357	177,837

FINANCIALS (7.9%)
Heritage Financial Corp.	3,200	57,189
Investors Bancorp, Inc.	5,475	67,346
iShares Micro-Cap ETF	470	38,295
iShares Russell 2000 Growth ETF	400	61,837
Other Securities	10,804	333,974

		558,641

HEALTH CARE (25.6%)
Abiomed, Inc.*	995	65,387
DexCom, Inc.*	1,236	98,860
Emergent Biosolutions, Inc.*	2,181	71,869
Exact Sciences Corp.*	2,173	64,636
Omnicell, Inc.*	1,415	53,350
PAREXEL International Corp.*	869	55,910
Receptos, Inc.*	325	61,771
Supernus Pharmaceuticals, Inc.*	4,465	75,824
WellCare Health Plans, Inc.*	681	57,774
Other Securities	32,169	1,197,322

		1,802,703

INDUSTRIALS (12.0%)
Allegiant Travel Co.	369	65,696
Astronics Corp.*	1,643	116,484
AZZ, Inc.	1,292	66,941

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
CEB, Inc.	838	$72,926
EnPro Industries, Inc.	944	54,026
Healthcare Svcs. Group, Inc.	1,727	57,089
Sun Hydraulics Corp.	1,632	62,181
Teledyne Technologies, Inc.*	571	60,220
The Advisory Board Co.*	967	52,871
Trex Co., Inc.*	1,655	81,817
Other Securities	4,625	152,906

		843,157

INFORMATION TECHNOLOGY (23.0%)
CalAmp Corp.*	3,181	58,092
Cavium, Inc.*	1,019	70,109
comScore, Inc.*	1,715	91,319
FARO Technologies, Inc.*	1,415	66,086
Imperva, Inc.*	1,665	112,698
LogMeIn, Inc.*	1,015	65,449
Manhattan Associates, Inc.*	1,170	69,813
MaxLinear, Inc. Cl A*	4,889	59,167
Monolithic Power Systems, Inc.	1,407	71,354
Proofpoint, Inc.*	1,507	95,981
Qlik Technologies, Inc.*	2,080	72,715
Rogers Corp.*	927	61,323
Ruckus Wireless, Inc.*	5,596	57,868
Synaptics, Inc.*	608	52,740
Other Securities	27,030	619,609

		1,624,323

MATERIALS (3.6%)
A. Schulman, Inc.	1,383	60,448
Mueller Water Products, Inc. Cl A	6,022	54,806
Other Securities	5,043	136,915

		252,169

TELECOMMUNICATION SERVICES (1.5%)
Other Securities	8,910	107,877

UTILITIES (0.6%)
Other Securities	807	39,356

TOTAL COMMON STOCKS
(Cost: $5,262,528) 94.6%		6,669,447

TOTAL INVESTMENTS (COST: $5,262,528) 94.6%		6,669,447

OTHER NET ASSETS 5.4%		380,625

NET ASSETS 100.0%		$7,050,072

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.9%)
U.S. Treasury Note	AA+	2.13	05/15/25	$100,000	$98,188
U.S. Treasury Strip	AA+	0.00	08/15/28 - 08/15/29	1,880,000	1,278,807

					1,376,995

U.S. GOVERNMENT AGENCIES (33.6%)
MORTGAGE-BACKED OBLIGATIONS (27.8%)
FHARM	AA+	2.29 - 5.79	02/01/36 - 09/01/39	42,364	44,891
FHLMC	AA+	2.50 - 6.00	03/01/21 - 06/01/45	1,221,671	1,279,188
FHLMC Strip	AA+	3.00	01/15/43	89,727	91,359
FNMA	AA+	2.42 - 8.00	09/01/16 - 12/25/49	2,496,024	2,651,722
FNMA Strip	AA+	3.00	08/25/42	81,880	81,929
GNMA (2)	AA+	3.50 - 7.00	10/15/24 - 10/20/43	588,143	640,274
Other Securities				36,129	40,090

					4,829,453

NON-MORTGAGE-BACKED OBLIGATIONS (5.8%)
FHLMC	AA+	0.00	11/29/19	200,000	182,433
FNMA	AA+	0.00	10/09/19	900,000	821,996

					1,004,429

CORPORATE DEBT (57.4%)
CONSUMER DISCRETIONARY (9.3%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	155,000	167,610
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	87,973
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	87,157
NVR, Inc.	BBB+	3.95	09/15/22	85,000	86,178
Omnicom Group, Inc.	BBB+	3.63 - 4.45	08/15/20 - 05/01/22	85,000	90,259
Staples, Inc.	BBB-	4.38	01/12/23	85,000	85,337
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	105,489
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	85,000	86,275
Other Securities				790,000	813,391

					1,609,669

CONSUMER STAPLES (2.9%)
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	95,000	95,851
Other Securities				400,000	399,979

					495,830

ENERGY (4.5%)
EQT Corp.	BBB	4.88	11/15/21	85,000	89,568
Other Securities				680,000	694,945

					784,513

FINANCIALS (13.5%)
American Tower Corp.	BBB-	4.50	01/15/18	85,000	89,946
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	86,828
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	92,844
Health Care REIT, Inc.	BBB	3.63 - 6.13	03/15/16 - 03/15/23	80,000	87,323
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	88,479
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	85,000	87,183
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	85,000	87,604
Reckson Operating Partnership	BBB-	6.00	03/31/16	85,000	87,793
Other Securities				1,530,000	1,627,840

					2,335,840

HEALTH CARE (6.3%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	93,079
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	92,142
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	86,975

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
HEALTH CARE (CONTINUED)
Laboratory Corp. of America	BBB	3.75	08/23/22	$85,000	$85,970
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	87,425
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	92,488
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	92,550
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	90,594
Other Securities				345,000	372,276

					1,093,499

INDUSTRIALS (5.1%)
Crane Co.	BBB	2.75	12/15/18	90,000	91,779
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	86,439
Harsco Corp.	BB	5.75	05/15/18	85,000	87,550
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	86,241
Other Securities				510,000	524,138

					876,147

INFORMATION TECHNOLOGY (6.0%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	93,593
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	86,871
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	88,741
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	92,931
Lexmark International, Inc.	BBB-	5.13 - 6.65	06/01/18 - 03/15/20	85,000	93,188
Symantec Corp.	BBB	4.20	09/15/20	85,000	88,285
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	88,069
Western Union Co.	BBB	5.93	10/01/16	85,000	89,243
Other Securities				315,000	317,068

					1,037,989

MATERIALS (6.7%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	89,993
Alcoa, Inc.	BBB-	6.75	07/15/18	85,000	94,045
Domtar Corp.	BBB-	4.40	04/01/22	85,000	86,383
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	85,196
Kinross Gold Corp.	BBB-	3.63 - 5.13	09/01/16 - 09/01/21	85,000	85,135
Methanex Corp.	BBB-	3.25	12/15/19	85,000	85,519
Other Securities				635,000	628,802

					1,155,073

TELECOMMUNICATION SERVICES (0.7%)
Other Securities				115,000	115,566

UTILITIES (2.4%)
Entergy Corp.	BBB-	5.13	09/15/20	85,000	92,502
SCANA Corp.	BBB	4.13	02/01/22	85,000	85,628
Other Securities				235,000	241,165

					419,295

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,800,344) 98.9%					17,134,298

TOTAL INVESTMENTS (Cost: $16,800,344) 98.9%					17,134,298

OTHER NET ASSETS 1.1%					193,724

NET ASSETS 100.0%					$17,328,022

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.4%)
U.S. Treasury Bill	A-1+	0.06	12/24/15	$2,000,000	$1,999,418

U.S. GOVERNMENT AGENCIES (21.1%)
FHLB	A-1+	0.01	07/24/15	2,000,000	1,999,987
FHLB	A-1+	0.03	08/05/15	4,000,000	3,999,906
FHLB	A-1+	0.08	08/19/15	400,000	399,956
FHLB	A-1+	0.12	08/14/15	191,000	190,972

					6,590,821

COMMERCIAL PAPER (69.3%)
Abbott Laboratories†	A-1+	0.12	08/27/15	1,200,000	1,199,772
Coca-Cola Co.†	A-1+	0.23	10/21/15	1,200,000	1,199,173
Danaher Corp.†	A-1	0.17	07/10/15	1,225,000	1,224,948
EMC Corp.†	A-1	0.12	07/21/15	1,200,000	1,199,920
Emerson Electric Co.†	A-1	0.12	07/24/15	250,000	249,981
Emerson Electric Co.†	A-1	0.12	08/10/15	500,000	499,933
Emerson Electric Co.†	A-1	0.13	08/19/15	450,000	449,920
General Electric Capital Corp.	A-1+	0.15	08/31/15	1,200,000	1,199,689
Honeywell International†	A-1	0.13	09/01/15	1,200,000	1,199,725
Intercontinental Exchange, Inc.†	A-1	0.19	07/24/15	700,000	699,915
Intercontinental Exchange, Inc.†	A-1	0.19	08/03/15	250,000	249,956
Intercontinental Exchange, Inc.†	A-1	0.19	08/13/15	300,000	299,932
J.P. Morgan Securities LLC	A-1	0.18	07/22/15	400,000	399,958
J.P. Morgan Securities LLC†	A-1	0.20	07/28/15	810,000	809,878
National Oilwell Varco, Inc.†	A-1	0.15	07/22/15	1,200,000	1,199,895
National Rural Utilities	A-1	0.10	07/21/15	450,000	449,975
Novartis Finance Corp.†	A-1+	0.13	07/09/15	1,175,000	1,174,966
QUALCOMM, Inc.†	A-1+	0.12	09/08/15	1,200,000	1,199,743
Questar Corp.†	A-1	0.12	07/17/15	1,200,000	1,199,936
San Diego Gas & Electric Co.†	A-1	0.14	07/01/15	1,200,000	1,200,000
Simon Property Group LP†	A-1	0.17	08/17/15	1,200,000	1,199,734
Toyota Motor Credit Corp.	A-1+	0.14	08/10/15	1,200,000	1,199,813
United Technologies Corp.†	A-1	0.13	08/31/15	1,000,000	999,853
Wisconsin Gas Co.	A-1	0.12	07/08/15	1,000,000	999,977

					21,706,592

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $30,296,719) 96.8%					30,296,831

TOTAL INVESTMENTS (Cost: $30,296,719) 96.8%					30,296,831

OTHER NET ASSETS 3.2%					1,012,449
NET ASSETS 100.0%
					$31,309,280

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$292,781	1.7%
MONEY MARKET FUND	$17,457,180	55.8%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2015, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	2	E-mini S&P 500 Stock Index	P	September 2015	$205,440	$(3,054)	2.0%
EQUITY INDEX FUND	5	E-mini S&P 500 Stock Index	P	September 2015	$513,600	$(7,634)	1.6%
MID-CAP EQUITY INDEX FUND	5	E-mini S&P MidCap 400 Stock Index	P	September 2015	$749,050	$(13,261)	3.7%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at fair value (Notes 1 and 3)

(Cost:  All America Fund — $7,646,818

Equity Index Fund — $26,082,390

Mid-Cap Equity Index Fund — $16,204,727

Small Cap Value Fund — $7,620,562

Small Cap Growth Fund — $5,262,528

Bond Fund — $16,800,344

Money Market Fund — $30,296,719)	$10,243,348	$32,604,135	$20,255,425	$9,069,273
Cash	219,364	154,374	179,208	180,981
Interest and dividends receivable	10,339	36,662	18,855	5,521
Receivable for securities sold	20,340	15,088	299,822	29,000
Receivable for daily variation on future contracts	390	975	677	—
Shareholder subscriptions receivable	—	—	11,082	—

TOTAL ASSETS	10,493,781	32,811,234	20,765,069	9,284,775

LIABILITIES:
Payable for securities purchased	11,067	41,546	184,540	17,364
Accrued expenses	142	111	69	215

TOTAL LIABILITIES	11,209	41,657	184,609	17,579

NET ASSETS	$10,482,572	$32,769,577	$20,580,460	$9,267,196

SHARES OUTSTANDING (Note 4)	990,196	3,370,129	1,701,389	762,545

NET ASSET VALUE PER SHARE	$10.59	$9.72	$12.10	$12.15

COMPONENTS OF NET ASSETS:
Paid-in capital	$7,790,643	$25,643,710	$14,687,428	$7,785,710
Accumulated undistributed net investment income (loss)	607	3,143	1,521	433
Accumulated undistributed net realized gain (loss) on investments and futures contracts	97,846	608,613	1,854,074	32,342
Net unrealized appreciation (depreciation) of investments and futures contracts	2,593,476	6,514,111	4,037,437	1,448,711

NET ASSETS	$10,482,572	$32,769,577	$20,580,460	$9,267,196

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$6,669,447	$17,134,298	$30,296,831
326,417	79,206	1,012,533
2,763	124,536	—
69,022	81,732	—
—	—	—
—	—	—

7,067,649	17,419,772	31,309,364

17,415	91,539	—
162	211	84

17,577	91,750	84

$7,050,072	$17,328,022	$31,309,280

535,210	1,753,283	2,975,398

$13.17	$9.88	$10.52

$5,278,487	$16,955,189	$31,309,077
(2,152)	3,188	268
366,818	35,691	(177)
1,406,919	333,954	112

$7,050,072	$17,328,022	$31,309,280

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$94,699	$338,781	$165,161	$80,996
Interest	144	623	448	191

Total investment income	94,843	339,404	165,609	81,187

EXPENSES (Note 2):
Advisory expenses	25,822	20,808	13,842	38,445
Other operating expenses:
Independent directors’ fees and expenses	1,047	3,373	2,269	917
Custodian expenses	9,199	29,638	19,936	8,055
Accounting and recordkeeping expenses	17,769	57,247	38,506	15,558
Transfer agent fees	5,907	19,030	12,800	5,172
Registration fees and expenses	6,926	22,314	15,009	6,064
Audit	1,605	5,171	3,478	1,405
Shareholder reports	5,819	18,747	12,610	5,095
Administrative	4,200	13,531	9,102	3,677
Legal and Compliance	12,907	41,582	27,970	11,301
Other	6,274	20,214	13,597	5,494

Total operating expenses	71,653	230,847	155,277	62,738

Total expenses before reimbursement	97,475	251,655	169,119	101,183
Fee waiver and expense reimbursement (Note 2)	(71,653)	(230,847)	(155,277)	(62,738)

Net Expenses	25,822	20,808	13,842	38,445

Net Investment Income (Loss) (Note 1)	69,021	318,596	151,767	42,742

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	137,693	209,499	1,407,229	121,168
Futures contracts	2,117	13,111	76,438	—

	139,810	222,610	1,483,667	121,168

Change in net unrealized appreciation (depreciation) of:
Investment securities	33,021	(137,798)	(626,010)	20,201
Futures contracts	(5,455)	(3,674)	(22,621)	—

	27,566	(141,472)	(648,631)	20,201

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	167,376	81,138	835,036	141,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$236,397	$399,734	$986,803	$184,111

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$25,486	$—	$—
121	297,101	19,514

25,607	297,101	19,514

27,759	38,613	29,948

662	1,759	3,019
5,817	15,456	26,525
11,233	29,854	51,235
3,735	9,924	17,031
4,379	11,636	19,971
1,015	2,697	4,628
3,679	9,776	16,778
2,656	7,056	12,110
8,161	21,684	37,215
3,967	10,541	18,091

45,304	120,383	206,603

73,063	158,996	236,551
(45,304)	(120,383)	(222,334)

27,759	38,613	14,217

(2,152)	258,488	5,297

267,295	21,954	(81)
—	—	—

267,295	21,954	(81)

283,977	(124,662)	(759)
—	—	—

283,977	(124,662)	(759)

551,272	(102,708)	(840)

$549,120	$155,780	$4,457

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS: FROM OPERATIONS:
Net investment income (loss)	$69,021	$325,352	$318,596	$1,628,922	$151,767	$655,979
Net realized gain (loss) on investments and futures contracts	139,810	6,971,552	222,610	33,088,305	1,483,667	14,272,552
Change in net unrealized appreciation (depreciation) of investments and futures contracts	27,566	(4,630,949)	(141,472)	(23,237,404)	(648,631)	(10,534,066)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	236,397	2,665,955	399,734	11,479,823	986,803	4,394,465

LESS: DISTRIBUTIONS (Notes 1 and Note 6):
From net investment income	(68,307)	(319,014)	(315,454)	(1,652,252)	(150,246)	(659,641)
From net realized gains	—	(6,613,844)	—	(31,948,763)	—	(13,629,779)

Total distributions	(68,307)	(6,932,858)	(315,454)	(33,601,015)	(150,246)	(14,289,420)

CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	32,174	821,044	666,597	3,523,946	539,228	1,367,328
Dividend reinvestments	68,041	6,920,971	282,543	32,420,344	139,983	13,968,628
Cost of shares redeemed	(300,000)	(17,432,772)	(2,213,788)	(68,375,376)	(3,488,064)	(33,166,231)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(199,785)	(9,690,757)	(1,264,648)	(32,431,086)	(2,808,853)	(17,830,275)

NET INCREASE (DECREASE) IN NET ASSETS	(31,695)	(13,957,660)	(1,180,368)	(54,552,278)	(1,972,296)	(27,725,230)
NET ASSETS, BEGINNING OF PERIOD	10,514,267	24,471,927	33,949,945	88,502,223	22,552,756	50,277,986

NET ASSETS, END OF PERIOD	$10,482,572	$10,514,267	$32,769,577	$33,949,945	$20,580,460	$22,552,756

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$607	$(107)	$3,143	$1	$1,521	$—

OTHER INFORMATION:
Capital shares outstanding at beginning of period	1,010,110	1,963,079	3,499,913	6,833,303	1,927,195	3,470,848

Shares issued	3,026	68,106	68,864	282,814	46,185	98,060
Shares issued as reinvestment of dividends	6,451	660,956	29,142	3,306,620	11,589	1,176,288
Shares redeemed	(29,391)	(1,682,031)	(227,790)	(6,922,824)	(283,580)	(2,818,001)

Net increase (decrease)	(19,914)	(952,969)	(129,784)	(3,333,390)	(225,806)	(1,543,653)

Capital shares outstanding at end of period	990,196	1,010,110	3,370,129	3,499,913	1,701,389	1,927,195

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Bond Fund		Money Market Fund
For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

$42,742	$139,870	$(2,152)	$(12,659)	$258,488	$2,905,681	$5,297	$6,523
121,168	2,049,818	267,295	2,491,158	21,954	2,680,263	(81)	70
20,201	(1,533,229)	283,977	(1,928,934)	(124,662)	(195,301)	(759)	839

184,111	656,459	549,120	549,565	155,780	5,390,643	4,457	7,432

(42,309)	(120,575)	—	—	(256,630)	(2,904,351)	(5,231)	(6,454)
—	(2,173,769)	—	(2,404,202)	—	(574,865)	—	—

(42,309)	(2,294,344)	—	(2,404,202)	(256,630)	(3,479,216)	(5,231)	(6,454)

105,413	333,972	216,620	353,145	472,814	6,137,063	3,880,949	10,527,478
42,309	2,294,343	—	2,404,202	217,506	3,341,180	5,231	6,449
—	(6,485,674)	—	(5,765,717)	(383,936)	(76,239,946)	(693,363)	(17,633,576)

147,722	(3,857,359)	216,620	(3,008,370)	306,384	(66,761,703)	3,192,817	(7,099,649)

289,524	(5,495,244)	765,740	(4,863,007)	205,534	(64,850,276)	3,192,043	(7,098,671)
8,977,672	14,472,916	6,284,332	11,147,339	17,122,488	81,972,764	28,117,237	35,215,908

$9,267,196	$8,977,672	$7,050,072	$6,284,332	$17,328,022	$17,122,488	$31,309,280	$28,117,237

$433	$—	$(2,152)	$—	$3,188	$1,330	$268	$69

750,457	1,082,090	518,734	776,602	1,722,588	8,323,140	2,671,998	3,346,721

8,598	25,717	16,476	25,827	47,005	606,233	368,785	1,000,447
3,490	193,285	—	201,729	22,001	331,362	497	613
—	(550,635)	—	(485,424)	(38,311)	(7,538,147)	(65,882)	(1,675,783)

12,088	(331,633)	16,476	(257,868)	30,695	(6,600,552)	303,400	(674,723)

762,545	750,457	535,210	518,734	1,753,283	1,722,588	2,975,398	2,671,998

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2015 and the five years ended December 31, 2014 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
Selected Per Share and Supplementary Data:			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.41		$12.47	$10.20	$9.35	$9.43	$8.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.07		0.17	0.18	0.14	0.06	0.09
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.18		1.20	3.04	1.19	(0.09)	1.30

Total From Investment Operations	0.25		1.37	3.22	1.33	(0.03)	1.39

Less: Distributions
From Net Investment Income	(0.07)		(0.16)	(0.23)	(0.12)	(0.05)	(0.12)
From Net Realized Gains	—		(3.27)	(0.72)	(0.36)	—	—

Total Distributions	(0.07)		(3.43)	(0.95)	(0.48)	(0.05)	(0.12)

Net Asset Value, End of Period	$10.59		$10.41	$12.47	$10.20	$9.35	$9.43

Total Return (%)(a)	2.37	(e)	11.21	32.09	14.26	(0.28)	17.28
Net Assets End of Period (in millions)	10.5		10.5	24.5	19.7	39.9	39.9
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.33	(f)	1.33	1.47	0.96	0.62	0.82
Ratio of Expenses to Average Net Assets (%)	1.88	(f)	1.13	1.27	1.10	1.19	1.09
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(f)	0.50	0.50	1.10	1.19	0.93
Portfolio Turnover Rate (%)(b)	7.51	(e)	18.87	20.39	19.04	24.85	24.65

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Not Annualized.

(f)	Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Equity Index Fund							Mid-Cap Equity Index Fund							Small Cap Value Fund
Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
		2014	2013	2012	2011	2010			2014	2013	2012	2011	2010			2014	2013	2012	2011	2010
$9.70		$12.95	$10.07	$8.83	$8.82	$7.84	$11.70		$14.49	$11.51	$10.19	$11.04	$9.72	$11.96		$13.37	$11.34	$9.97	$10.27	$8.21

0.10		0.25	0.22	0.20	0.16	0.16	0.09		0.21	0.18	0.18	0.14	0.12	0.06		0.15	0.23	0.09	0.03	0.05
0.01		1.48	2.99	1.22	0.00	0.97	0.40		1.14	3.63	1.64	(0.36)	2.38	0.19		0.51	3.11	1.38	(0.30)	2.06

0.11		1.73	3.21	1.42	0.16	1.13	0.49		1.35	3.81	1.82	(0.22)	2.50	0.25		0.66	3.34	1.47	(0.27)	2.11

(0.09)		(0.25)	(0.33)	(0.18)	(0.15)	(0.15)	(0.09)		(0.20)	(0.17)	(0.15)	(0.14)	(0.11)	(0.06)		(0.11)	(0.24)	(0.10)	(0.03)	(0.05)
—		(4.73)	—	—	—	—	—		(3.94)	(0.66)	(0.35)	(0.49)	(1.07)	—		(1.96)	(1.07)	—	—	—

(0.09)		(4.98)	(0.33)	(0.18)	(0.15)	(0.15)	(0.09)		(4.14)	(0.83)	(0.50)	(0.63)	(1.18)	(0.06)		(2.07)	(1.31)	(0.10)	(0.03)	(0.05)

$9.72		$9.70	$12.95	$10.07	$8.83	$8.82	$12.10		$11.70	$14.49	$11.51	$10.19	$11.04	$12.15		$11.96	$13.37	$11.34	$9.97	$10.27

1.18	(e)	13.52	32.15	16.07	1.98	14.83	4.13	(e)	9.66	33.35	17.89	(1.93)	26.29	2.06	(e)	5.20	29.64	14.79	(2.69)	25.89
32.8		33.9	88.5	63.5	53.1	50.2	20.6		22.6	50.3	38.3	31.2	33.3	9.3		9.0	14.5	8.3	6.5	6.3
1.90	(f)	1.88	1.95	2.15	1.90	1.85	1.35	(f)	1.35	1.32	1.61	1.24	1.22	0.94	(f)	0.99	1.76	1.16	0.30	0.59
1.50	(f)	0.58	0.59	0.64	0.79	0.84	1.50	(f)	0.59	0.63	0.70	0.82	0.85	2.23	(f)	1.36	1.43	1.43	1.54	1.38
0.12	(f)	0.12	0.12	0.12	0.13	0.13	0.12	(f)	0.12	0.13	0.12	0.13	0.13	0.85	(f)	0.85	0.85	1.43	1.54	1.25
2.16	(e)	13.69	4.18	5.91	2.95	11.89	11.11	(e)	19.87	17.32	17.38	18.25	61.15	10.60	(e)	38.80	52.76	23.22	28.69	41.55

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
Selected Per Share and Supplementary Data:			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.11		$14.35	$10.89	$10.82	$11.11	$8.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—	(d)	(0.01)	0.03	(0.01)	(0.11)	(0.05)
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	1.06		0.78	4.46	0.54	(0.17)	2.71

Total From Investment Operations	1.06		0.77	4.49	0.53	(0.28)	2.66

Less: Distributions
From Net Investment Income	—		—	(0.01)	—	(0.01)	—
From Net Realized Gains	—		(3.01)	(1.02)	(0.46)	—	—

Total Distributions	—		(3.01)	(1.03)	(0.46)	(0.01)	—

Net Asset Value, End of Period	$13.17		$12.11	$14.35	$10.89	$10.82	$11.11

Total Return (%)(a)	8.73	(e)	5.85	41.25	5.04	(2.52)	31.44
Net Assets End of Period (in millions)	7.1		6.3	11.1	7.1	5.9	5.7
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	(0.07	)(f)	(0.12)	0.20	(0.61)	(0.93)	(0.60)
Ratio of Expenses to Average Net Assets (%)	2.23	(f)	1.39	1.50	1.44	1.54	1.38
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	(f)	0.85	0.85	1.44	1.54	1.25
Portfolio Turnover Rate (%)(b)	33.44	(e)	64.02	54.18	62.54	59.77	55.98

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Not Annualized.

(f)	Annualized.

NA	= Not Applicable.

The accompanying notes are an integral part of these financial statements.

Bond Fund							Money Market Fund
Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2015 (Unaudited)		Years Ended December 31,
		2014	2013	2012	2011	2010			2014		2013		2012		2011		2010
$9.94		$9.85	$10.55	$10.40	$10.02	$9.75	$10.52		$10.52		$10.52		$10.52		$10.52		$10.52

0.15		0.49	0.34	0.28	0.28	0.32	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
(0.06)		0.16	(0.47)	0.17	0.38	0.27	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

0.09		0.65	(0.13)	0.45	0.66	0.59	—		—		—		—		—		—

(0.15)		(0.49)	(0.38)	(0.27)	(0.28)	(0.32)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
—		(0.07)	(0.19)	(0.03)	—	—	—		—		—	(d)	—	(d)	—	(d)	—

(0.15)		(0.56)	(0.57)	(0.30)	(0.28)	(0.32)	—		—		—		—		—		—

$9.88		$9.94	$9.85	$10.55	$10.40	$10.02	$10.52		$10.52		$10.52		$10.52		$10.52		$10.52

0.92	(e)	6.60	(1.24)	4.30	6.67	6.06	0.01	(e)	0.02		0.02		0.04		0.02		0.01
17.3		17.1	82.0	87.7	76.5	69.1	31.3		28.1		35.2		33.4		35.1		45.0
2.96	(f)	3.53	3.32	2.73	2.81	3.21	0.04	(f)	0.02		0.02		0.03		0.03		0.01
1.82	(f)	0.88	0.91	1.03	1.13	1.00	1.58	(f)	0.64		0.65		0.73		0.84		0.84
0.44	(f)	0.45	0.45	1.03	1.13	0.87	0.09	(c)(f)	0.08	(c)	0.08	(c)	0.09	(c)	0.11	(c)	0.16	(c)
7.21	(e)	17.83	26.19	20.39	20.77	21.48	NA		NA		NA		NA		NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At June 30, 2015, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2015, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of June 30, 2015. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2015:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Summary Portfolios or Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$5,873,947	—	—	$5,873,947
Common Stock-Active	$4,219,421	—	—	$4,219,421
Short-Term Debt Securities-Indexed	—	$149,980	—	$149,980

	$10,093,368	$149,980	—	$10,243,348

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund
Common Stock	$32,304,152	—	—	$32,304,152
Short-Term Debt Securities	—	$299,983	—	$299,983

	$32,304,152	$299,983	—	$32,604,135
Mid-Cap Equity Index Fund
Common Stock	$19,905,472	—	—	$19,905,472
Short-Term Debt Securities	—	$349,953	—	$349,953

	$19,905,472	$349,953	—	$20,255,425
Small Cap Value Fund
Common Stock	$8,769,290	—	—	$8,769,290
Short-Term Debt Securities	—	$299,983	—	$299,983

	$8,769,290	$299,983	—	$9,069,273
Small Cap Growth Fund
Common Stock	$6,669,447	—	—	$6,669,447
Bond Fund
U.S. Government Debt	—	$1,376,995	—	$1,376,995
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$4,829,453	—	$4,829,453
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$1,004,429	—	$1,004,429
Long-Term Corporate Debt	—	$9,923,421	—	$9,923,421

	—	$17,134,298	—	$17,134,298
Money Market Fund
U.S. Government Debt	—	$1,999,418	—	$1,999,418
U.S. Government Agency Short-Term Debt	—	$6,590,821	—	$6,590,821
Commercial Paper	—	$21,706,592	—	$21,706,592

	—	$30,296,831	—	$30,296,831
Other Financial Instruments:*

All America Fund	$(3,054)	—	—	$(3,054)
Equity Index Fund	$(7,634)	—	—	$(7,634)
Mid-Cap Equity Index Fund	$(13,261)	—	—	$(13,261)

*	Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.

During the six months ended June 30, 2015, there were no transfers of securities between Level 1, Level 2, or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2015, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $2,758,784, $3,745,519 and $411,677, respectively.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2015, management has evaluated the tax positions taken on the Funds’ tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2015, Money Market Fund had a capital loss carry forward of $177 to offset any future net realized capital gains generated after December 31, 2014.

The Bond Fund, Small Cap Value Fund and Money Market Fund generated post-October 2014 capital losses of $16,360, $51,191 and $96, respectively, which were deferred for tax purposes to the first day of the following year.

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the six months ended June 30, 2015, the Adviser’s fee for the Money Market Fund ranged from .08% to .10%.

The Adviser’s contractual expense limitation agreement, effective April 1, 2002, which limited each fund’s total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remained in effect through April 30, 2010. Effective May 1, 2010, a new expense limitation agreement went into effect. The new agreement only limited the Equity Index and Mid-Cap Equity Index

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Funds’ total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fee. The other funds’ expenses were not limited. The May 1, 2010 expense limitation agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense limitation agreement went into effect, under which the Adviser agreed to limit all the Funds’ total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fees. This agreement is effective through April 30, 2016 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 limitation outlined above until such time as it is revoked. As a result, during the six months ended June 30, 2015, all of the Money Market Fund’s operating expenses, other than a portion of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2015 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$880,894	$1,135,182	$2,374,669	$938,764

Proceeds from sales of investments	$749,427	$695,375	$4,826,320	$919,871

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$2,268,005	$442,860	—

Proceeds from sales of investments	$2,102,935	$367,302	—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	$1,249,697	—

Proceeds from sales of investments	—	$874,745	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $322,185,406; net proceeds from sales were $319,968,010.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

3.	INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2015 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,763,545	$6,954,265	$4,738,584	$1,762,451
Unrealized Depreciation	(352,088)	(925,298)	(867,545)	(343,845)

Net	$2,411,457	$6,028,967	$3,871,039	$1,418,606

Tax Cost of Investments	$7,831,891	$26,575,168	$16,384,386	$7,650,667

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,565,324	$454,748	$124
Unrealized Depreciation	(165,062)	(121,117)	(12)

Net	$1,400,262	$333,631	$112

Tax Cost of Investments	$5,269,185	$16,800,667	$30,296,719

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for Federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2015, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of June 30, 2015, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	36%
Small Cap Growth Fund	53%
Bond Fund	0%
Money Market Fund	28%

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at June 30, 2015 were as follows:

All America Fund: four shareholders owning 33%, 14%, 10% and 10%, respectively.

Equity Index Fund: seven shareholders owning 15%, 15%, 11%, 10%, 10%, 5% and 5%, respectively.

Mid-Cap Equity Index Fund: four shareholders owning 27%, 22%, 11% and 7%, respectively.

Small Cap Value Fund: three shareholders owning 28%, 13% and 6%, respectively.

Small Cap Growth Fund: two shareholders owning 20% and 9%, respectively.

Bond Fund: four shareholders owning 31%, 14%, 12% and 5%, respectively.

Money Market Fund: five shareholders owning 10%, 6%, 6%, 5% and 5%, respectively.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 29, 2015, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth Fund.

On June 25, 2014, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth Fund. Additionally, remaining required distributions relating to 2013 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 15, 2014. No such distributions were required for the Bond and Money Market Funds. On November 3, 2014, a special dividend distribution from net investment income and net realized gains on investment transactions was declared and paid for the Bond Fund. On December 9, 2014, a special dividend distribution from net investment income, as applicable, and net realized gains on investment transactions was declared and paid for the All America, Equity Index, Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds. On December 31, 2014, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds other than the Small Cap Value and Small Cap Growth Funds.

Pursuant to shareholders’ instructions, substantially all 2015 and 2014 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2015 and 2014 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2015	$68,307	$315,454	$150,246	$42,309
2014	$503,167	$1,970,241	$791,043	$241,847
Long-Term Capital Gains
2015	$0	$0	$0	$0
2014	$6,429,691	$31,630,774	$13,498,377	$2,008,104
Return of Capital
2015	$0	$0	$0	$0
2014	$0	$0	$0	$44,393

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2015	$0	$256,630	$5,231
2014	$0	$2,940,181	$6,454
Long-Term Capital Gains
2015	$0	$0	$0
2014	$2,404,202	$539,035	$0
Return of Capital
2015	$0	$0	$0
2014	$0	$0	$0

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Undistributed net income and gains (losses) — As of June 30, 2015, undistributed net income and undistributed accumulated gain (loss) for Federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$3,543	$17,547	$60,427	$2,269
Accumulated undistributed realized gain (loss) on investments and futures contracts	$276,929	$1,079,353	$1,961,566	$60,611
Net unrealized appreciation (depreciation) of investments and futures contracts	$2,411,457	$6,028,967	$3,871,039	$1,418,606

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$24,516	$268
Accumulated undistributed realized gain (loss) on investments and futures contracts	$373,475	$14,686	$(177)
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,400,262	$333,631	$112

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to the Federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the six months ended June 30, 2015, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, net operating losses and the character of distributions. Each Fund’s net assets are not affected by these reclassifications.

During the six months ended June 30, 2015, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$0	$0	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$0	$0	$0	$(44,393)

Paid in capital	$0	$0	$0	$44,393

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$	$0	$133
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(4,375)	$0	$(133)

Paid in capital	$4,375	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of June 30, 2015. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu

Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 26, 2015, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2014, the Adviser had approximately $14 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the

Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2014, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA

INSTITUTIONAL

FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.1%)
Amazon.com, Inc.*	123	53,393
AutoNation, Inc.*	24	1,512
AutoZone, Inc.*	10	6,669
Bed Bath & Beyond, Inc.*	55	3,794
Best Buy Co., Inc.	94	3,065
BorgWarner, Inc.	73	4,149
Cablevision Systems Corp. Cl A	71	1,700
CarMax, Inc.*	67	4,436
Carnival Corp.	145	7,162
CBS Corp. Cl B	145	8,048
Chipotle Mexican Grill, Inc.*	10	6,050
Coach, Inc.	89	3,080
Comcast Corp. Cl A	810	48,713
D.R. Horton, Inc.	108	2,955
Darden Restaurants, Inc.	40	2,843
Delphi Automotive PLC	92	7,828
DIRECTV*	161	14,939
Discovery Communications, Inc. Cl A*	48	1,596
Discovery Communications, Inc. Cl C*	84	2,611
Disney (Walt) Co.	502	57,298
Dollar General Corp.	95	7,385
Dollar Tree, Inc.*	66	5,213
Expedia, Inc.	31	3,390
Family Dollar Stores, Inc.*	31	2,443
Ford Motor Co.	1,279	19,203
Fossil Group, Inc.*	14	971
GameStop Corp. Cl A	35	1,504
Gap, Inc.	85	3,244
Garmin Ltd.	38	1,669
General Motors Co.	435	14,499
Genuine Parts Co.	48	4,297
Goodyear Tire & Rubber Co.	87	2,623
H&R Block, Inc.	89	2,639
Hanesbrands, Inc.	129	4,298
Harley-Davidson, Inc.	67	3,775
Harman Int’l. Industries, Inc.	23	2,736
Hasbro, Inc.	36	2,692
Home Depot, Inc.	418	46,452
Interpublic Group of Cos., Inc.	134	2,582
Johnson Controls, Inc.	211	10,451
Kohl’s Corp.	64	4,007
L Brands, Inc.	79	6,773
Leggett & Platt, Inc.	44	2,142
Lennar Corp. Cl A	57	2,909
Lowe’s Cos., Inc.	301	20,163
Macy’s, Inc.	108	7,287
Marriott International, Inc. Cl A	66	4,910
Mattel, Inc.	109	2,800
McDonald’s Corp.	308	29,282
Michael Kors Hldgs. Ltd.*	64	2,694
Mohawk Industries, Inc.*	20	3,818
Netflix, Inc.*	19	12,482
Newell Rubbermaid, Inc.	86	3,535
News Corp. Cl A*	161	2,349
NIKE, Inc. Cl B	224	24,201
Nordstrom, Inc.	45	3,353

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

O’Reilly Automotive, Inc.*	32	7,231
Omnicom Group, Inc.	78	5,420
Priceline Group Inc.*	16	18,423
Pulte Homes, Inc.	104	2,096
PVH Corp.	26	2,995
Ralph Lauren Corp.	19	2,515
Ross Stores, Inc.	133	6,465
Royal Caribbean Cruises Ltd.	53	4,171
Scripps Networks Interactive, Inc. Cl A	31	2,026
Staples, Inc.	205	3,139
Starbucks Corp.	482	25,842
Starwood Hotels & Resorts	55	4,460
Target Corp.	206	16,816
TEGNA, Inc.	72	2,309
Tiffany & Co.	37	3,397
Time Warner Cable, Inc.	90	16,035
Time Warner, Inc.	265	23,164
TJX Cos., Inc.	219	14,491
Tractor Supply Co.	44	3,957
TripAdvisor, Inc.*	35	3,050
Twenty-First Century Fox, Inc. Cl A	570	18,551
Under Armour, Inc. Cl A*	54	4,506
Urban Outfitters, Inc.*	31	1,085
V.F. Corp.	109	7,602
Viacom, Inc. Cl B	115	7,434
Whirlpool Corp.	25	4,326
Wyndham Worldwide Corp.	38	3,113
Wynn Resorts Ltd.	26	2,565
Yum! Brands, Inc.	139	12,521

		746,317

CONSUMER STAPLES (5.3%)
Altria Group, Inc.	633	30,960
Archer-Daniels-Midland Co.	199	9,596
Brown-Forman Corp. Cl B	50	5,009
Campbell Soup Co.	57	2,716
Clorox Co.	42	4,369
Coca-Cola Co.	1,263	49,547
Coca-Cola Enterprises, Inc.	69	2,997
Colgate-Palmolive Co.	274	17,922
ConAgra Foods, Inc.	137	5,990
Constellation Brands, Inc. Cl A	54	6,265
Costco Wholesale Corp.	141	19,043
CVS Health Corp.	363	38,071
Dr. Pepper Snapple Group, Inc.	62	4,520
Estee Lauder Cos., Inc. Cl A	71	6,153
General Mills, Inc.	192	10,698
Hershey Co.	47	4,175
Hormel Foods Corp.	43	2,424
J.M. Smucker Co.	31	3,361
Kellogg Co.	80	5,016
Keurig Green Mountain, Inc.	38	2,912
Kimberly-Clark Corp.	117	12,398
Kraft Foods Group, Inc.*	191	16,262
Kroger Co.	157	11,384
McCormick & Co., Inc.	41	3,319
Mead Johnson Nutrition Co.	65	5,864
Molson Coors Brewing Co. Cl B	51	3,560
Mondelez International, Inc. Cl A	524	21,557
Monster Beverage Corp.*	47	6,299
PepsiCo, Inc.	475	44,337
Philip Morris Int’l., Inc.	498	39,925

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Proctor & Gamble Co.	873	68,304
Reynolds American, Inc.	135	10,069
Sysco Corp.	192	6,931
Tyson Foods, Inc. Cl A	94	4,007
Wal-Mart Stores, Inc.	508	36,032
Walgreens Boots Alliance, Inc.	281	23,728
Whole Foods Market, Inc.	114	4,496

		550,216

ENERGY (4.4%)
Anadarko Petroleum Corp.	163	12,724
Apache Corp.	121	6,973
Baker Hughes, Inc.	140	8,638
Cabot Oil & Gas Corp.	132	4,163
Cameron International Corp.*	61	3,195
Chesapeake Energy Corp.	167	1,865
Chevron Corp.	605	58,364
Cimarex Energy Co.	30	3,309
ConocoPhillips	397	24,380
CONSOL Energy, Inc.	74	1,609
Devon Energy Corp.	124	7,377
Diamond Offshore Drilling, Inc.	21	542
Ensco PLC Cl A	75	1,670
EOG Resources, Inc.	176	15,409
EQT Corp.	48	3,904
Exxon Mobil Corp.	1,347	112,070
FMC Technologies, Inc.*	74	3,070
Halliburton Co.	274	11,801
Helmerich & Payne, Inc.	34	2,394
Hess Corp.	78	5,217
Kinder Morgan, Inc.	558	21,422
Marathon Oil Corp.	218	5,786
Marathon Petroleum Corp.	175	9,154
Murphy Oil Corp.	53	2,203
National Oilwell Varco, Inc.	125	6,035
Newfield Exploration Co.*	53	1,914
Noble Corp. PLC	77	1,185
Noble Energy, Inc.	124	5,292
Occidental Petroleum Corp.	247	19,209
ONEOK, Inc.	67	2,645
Phillips 66	174	14,017
Pioneer Natural Resources Co.	47	6,518
Range Resources Corp.	54	2,667
Schlumberger Ltd.	409	35,252
Southwestern Energy Co.*	124	2,819
Spectra Energy Corp.	215	7,009
Tesoro Corp.	40	3,376
Transocean Ltd.	110	1,773
Valero Energy Corp.	164	10,266
Williams Cos., Inc.	216	12,396

		459,612

FINANCIALS (9.4%)
ACE Ltd.	105	10,676
Affiliated Managers Group, Inc.*	17	3,716
Aflac, Inc.	139	8,646
Allstate Corp.	131	8,498
American Express Co.	281	21,839
American Int’l. Group, Inc.	430	26,583
American Tower Corp.	136	12,687
Ameriprise Financial, Inc.	58	7,246
Aon PLC	90	8,971
Apartment Investment & Management Co. Cl A	50	1,847

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Assurant, Inc.	22	1,474
AvalonBay Communities, Inc.	42	6,715
Bank of America Corp.	3,381	57,545
Bank of New York Mellon Corp.	361	15,151
BB&T Corp.	235	9,473
Berkshire Hathaway, Inc. Cl B*	587	79,897
BlackRock, Inc.	40	13,839
Boston Properties, Inc.	49	5,931
Capital One Financial Corp.	175	15,395
CBRE Group, Inc.*	89	3,293
Charles Schwab Corp.	372	12,146
Chubb Corp.	74	7,040
Cincinnati Financial Corp.	47	2,358
Citigroup, Inc.	977	53,969
CME Group, Inc.	102	9,492
Comerica, Inc.	57	2,925
Crown Castle Int’l. Corp.	108	8,672
Discover Financial Svcs.	142	8,182
E*Trade Financial Corp.*	93	2,785
Equinix, Inc.	18	4,572
Equity Residential	117	8,210
Essex Property Trust, Inc.	20	4,250
Fifth Third Bancorp	259	5,392
Franklin Resources, Inc.	125	6,129
General Growth Pptys., Inc.	203	5,209
Genworth Financial, Inc.*	159	1,204
Goldman Sachs Group, Inc.	129	26,934
Hartford Financial Svcs. Group, Inc.	135	5,612
HCP, Inc.	149	5,434
Health Care REIT, Inc.	113	7,416
Host Hotels & Resorts, Inc.	243	4,819
Hudson City Bancorp, Inc.	156	1,541
Huntington Bancshares, Inc.	262	2,963
Intercontinental Exchange, Inc.	35	7,826
Invesco Ltd.	139	5,211
Iron Mountain, Inc.	60	1,860
iShares Core S&P 500 ETF	86	17,821
JPMorgan Chase & Co.	1,195	80,973
KeyCorp	274	4,115
Kimco Realty Corp.	133	2,998
Legg Mason, Inc.	31	1,597
Leucadia National Corp.	102	2,477
Lincoln National Corp.	81	4,797
Loews Corp.	95	3,658
M&T Bank Corp.	42	5,247
Marsh & McLennan Cos., Inc.	173	9,809
McGraw-Hill Financial, Inc.	88	8,840
MetLife, Inc.	359	20,100
Moody’s Corp.	57	6,154
Morgan Stanley	494	19,162
Nasdaq OMX Group, Inc.	37	1,806
Navient Corp.	124	2,258
Northern Trust Corp.	70	5,352
People’s United Financial, Inc.	101	1,637
Plum Creek Timber Co., Inc.	56	2,272
PNC Financial Svcs. Grp., Inc.	167	15,974
Principal Financial Grp., Inc.	87	4,462
Progressive Corp.	172	4,787
ProLogis, Inc.	168	6,233
Prudential Financial, Inc.	145	12,690
Public Storage	46	8,481

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Realty Income Corp.	76	3,374
Regions Financial Corp.	431	4,465
Simon Property Group, Inc.	100	17,302
SL Green Realty Corp	32	3,516
State Street Corp.	132	10,164
SunTrust Banks, Inc.	166	7,141
T. Rowe Price Group, Inc.	84	6,529
The Macerich Co.	46	3,432
Torchmark Corp.	40	2,329
Travelers Cos., Inc.	102	9,859
U.S. Bancorp	571	24,781
Unum Group	80	2,860
Ventas, Inc.	106	6,582
Vornado Realty Trust	56	5,316
Wells Fargo & Co.	1,509	84,866
Weyerhaeuser Co.	166	5,229
XL Group PLC	98	3,646
Zions Bancorporation	65	2,063

		988,727

HEALTH CARE (8.6%)
Abbott Laboratories	479	23,509
AbbVie, Inc.	553	37,156
Aetna, Inc.	112	14,276
Agilent Technologies, Inc.	107	4,128
Alexion Pharmaceuticals, Inc.*	72	13,015
Allergan PLC*	126	38,136
AmerisourceBergen Corp.	67	7,125
Amgen, Inc.	244	37,459
Anthem, Inc.	85	13,952
Bard (C.R.), Inc.	23	3,926
Baxter International, Inc.	175	12,238
Becton, Dickinson & Co.	67	9,491
BIOGEN, Inc.*	75	30,296
Boston Scientific Corp.*	432	7,646
Bristol-Myers Squibb Co.	537	35,732
Cardinal Health, Inc.	106	8,867
Celgene Corp.*	255	29,512
Cerner Corp.*	98	6,768
CIGNA Corp.	82	13,284
DaVita HealthCare Partners, Inc.*	55	4,371
DENTSPLY International, Inc.	45	2,320
Edwards Lifesciences Corp.*	34	4,843
Endo International PLC*	65	5,177
Express Scripts Hldg. Co.*	235	20,901
Gilead Sciences, Inc.	473	55,379
HCA Hldgs., Inc.*	93	8,437
Hospira, Inc.*	55	4,879
Humana, Inc.	48	9,181
Intuitive Surgical, Inc.*	11	5,330
Johnson & Johnson	893	87,032
Laboratory Corp. of America Hldgs.*	32	3,879
Lilly (Eli) & Co.	314	26,216
Mallinckrodt PLC*	37	4,356
McKesson Corp.	74	16,636
Medtronic PLC	459	34,012
Merck & Co., Inc.	910	51,806
Mylan N.V.*	132	8,958
Patterson Cos., Inc.	28	1,362
PerkinElmer, Inc.	36	1,895
Perrigo Co. PLC	47	8,687
Pfizer, Inc.	1,984	66,524

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Quest Diagnostics, Inc.	46	3,336
Regeneron Pharmaceuticals, Inc.*	24	12,243
Schein (Henry), Inc.*	27	3,837
St. Jude Medical, Inc.	89	6,503
Stryker Corp.	96	9,175
Tenet Healthcare Corp.*	32	1,852
Thermo Fisher Scientific, Inc.	128	16,609
UnitedHealth Group, Inc.	306	37,332
Universal Health Svcs., Inc. Cl B	29	4,121
Varian Medical Systems, Inc.*	32	2,699
Vertex Pharmaceuticals, Inc.*	78	9,631
Waters Corp.*	26	3,338
Zimmer Biomet Hldgs., Inc.	54	5,898
Zoetis, Inc.	161	7,763

		903,034

INDUSTRIALS (5.7%)
3M Co.	204	31,477
Allegion PLC	30	1,804
American Airlines Group, Inc.	224	8,945
AMETEK, Inc.	77	4,218
Boeing Co.	207	28,715
Caterpillar, Inc.	194	16,455
Cintas Corp.	30	2,538
CSX Corp.	317	10,350
Cummins, Inc.	53	6,953
Danaher Corp.	198	16,947
Deere & Co.	107	10,384
Delta Air Lines, Inc.	264	10,845
Dover Corp.	51	3,579
Dun & Bradstreet Corp.	11	1,342
Eaton Corp. PLC	150	10,124
Emerson Electric Co.	216	11,973
Equifax, Inc.	38	3,689
Expeditors Int’l. of Wash.	61	2,812
Fastenal Co.	87	3,670
FedEx Corp.	84	14,314
Flowserve Corp.	43	2,264
Fluor Corp.	47	2,491
General Dynamics Corp.	100	14,169
General Electric Co.	3,245	86,220
Grainger (W.W.), Inc.	19	4,496
Honeywell International, Inc.	251	25,594
Hunt (J.B.) Transport Svcs., Inc.	31	2,545
Illinois Tool Works, Inc.	110	10,097
Ingersoll-Rand PLC	85	5,731
Jacobs Engineering Group, Inc.*	41	1,665
Joy Global, Inc.	31	1,122
Kansas City Southern	35	3,192
L-3 Communications Hldgs., Inc.	26	2,948
Lockheed Martin Corp.	86	15,987
Masco Corp.	113	3,014
Nielsen Holdings	119	5,328
Norfolk Southern Corp.	98	8,561
Northrop Grumman Corp.	63	9,994
PACCAR, Inc.	114	7,274
Pall Corp.	34	4,231
Parker Hannifin Corp.	45	5,235
Pentair PLC	58	3,988
Pitney Bowes, Inc.	66	1,373
Precision Castparts Corp.	44	8,794
Quanta Services, Inc.*	68	1,960

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Raytheon Co.	98	9,377
Republic Services, Inc.	80	3,134
Robert Half Int’l., Inc.	43	2,387
Robinson (C.H.) Worldwide, Inc.	46	2,870
Rockwell Automation, Inc.	43	5,360
Rockwell Collins, Inc.	42	3,879
Roper Technologies, Inc.	32	5,519
Ryder System, Inc.	17	1,485
Snap-on, Inc.	18	2,867
Southwest Airlines Co.	215	7,114
Stanley Black & Decker, Inc.	49	5,157
Stericycle, Inc.*	27	3,616
Textron, Inc.	89	3,972
The ADT Corp.	55	1,846
Tyco International PLC	135	5,195
Union Pacific Corp.	281	26,799
United Parcel Service, Inc. Cl B	223	21,611
United Rentals, Inc.*	31	2,716
United Technologies Corp.	266	29,507
Waste Management, Inc.	137	6,350
Xylem, Inc.	58	2,150

		592,318

INFORMATION TECHNOLOGY (10.9%)
Accenture Ltd. Cl A	201	19,453
Adobe Systems, Inc.*	152	12,314
Akamai Technologies, Inc.*	57	3,980
Alliance Data Systems Corp.*	20	5,839
Altera Corp.	97	4,966
Amphenol Corp. Cl A	99	5,739
Analog Devices, Inc.	100	6,419
Apple, Inc.	1,856	232,785
Applied Materials, Inc.	395	7,592
Autodesk, Inc.*	73	3,656
Automatic Data Processing, Inc.	151	12,115
Avago Technologies Ltd.	82	10,900
Broadcom Corp. Cl A	175	9,011
CA, Inc.	102	2,988
Cisco Systems, Inc.	1,638	44,979
Citrix Systems, Inc.*	52	3,648
Cognizant Technology Solutions*	196	11,974
Computer Sciences Corp.	45	2,954
Corning, Inc.	406	8,010
eBay, Inc.*	355	21,385
Electronic Arts, Inc.*	99	6,584
EMC Corp.	625	16,494
F5 Networks, Inc.*	23	2,768
Facebook, Inc. Cl A*	678	58,149
Fidelity Nat’l. Information Svcs., Inc.	91	5,624
First Solar, Inc.*	24	1,128
Fiserv, Inc.*	76	6,295
FLIR Systems, Inc.	46	1,418
Google, Inc. Cl A*	92	49,684
Google, Inc. Cl C*	92	47,887
Harris Corp.	39	2,999
Hewlett-Packard Co.	581	17,436
Int’l. Business Machines Corp.	295	47,985
Intel Corp.	1,528	46,474
Intuit, Inc.	89	8,969
Juniper Networks, Inc.	112	2,909
KLA-Tencor Corp.	52	2,923
Lam Research Corp.	51	4,149

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Linear Technology Corp.	76	3,361
MasterCard, Inc. Cl A	312	29,166
Microchip Technology, Inc.	65	3,083
Micron Technology, Inc.*	347	6,537
Microsoft Corp.	2,605	115,011
Motorola Solutions, Inc.	60	3,440
NetApp, Inc.	100	3,156
NVIDIA Corp.	165	3,318
Oracle Corp.	1,026	41,348
Paychex, Inc.	105	4,922
Qorvo, Inc.*	49	3,933
QUALCOMM, Inc.	524	32,818
Red Hat, Inc.*	59	4,480
Salesforce.com, inc.*	196	13,647
SanDisk Corp.	66	3,843
Seagate Technology PLC	102	4,845
Skyworks Solutions, Inc.	61	6,350
Symantec Corp.	219	5,092
TE Connectivity Ltd.	130	8,359
Teradata Corp.*	46	1,702
Texas Instruments, Inc.	335	17,256
Total System Services, Inc.	52	2,172
VeriSign, Inc.*	33	2,037
Visa, Inc. Cl A	622	41,767
Western Digital Corp.	69	5,411
Western Union Co.	167	3,395
Xerox Corp.	335	3,564
Xilinx, Inc.	83	3,665
Yahoo!, Inc.*	281	11,040

		1,149,300

MATERIALS (1.8%)
Air Products & Chemicals, Inc.	62	8,483
Airgas, Inc.	22	2,327
Alcoa, Inc.	394	4,393
Allegheny Technologies, Inc.	35	1,057
Avery Dennison Corp.	28	1,706
Ball Corp.	44	3,087
CF Industries Hldgs., Inc.	76	4,885
Dow Chemical Co.	349	17,858
Du Pont (E.I.) de Nemours & Co.	291	18,612
Eastman Chemical Co.	48	3,927
Ecolab, Inc.	86	9,724
FMC Corp.	43	2,260
Freeport-McMoRan Copper & Gold, Inc.	335	6,238
Int’l. Flavors & Fragrances, Inc.	26	2,842
International Paper Co.	135	6,425
LyondellBasell Inds. N.V. Cl A	126	13,044
Martin Marietta Materials, Inc.	20	2,830
MeadWestvaco Corp.*	107	5,049
Monsanto Co.	153	16,308
Newmont Mining Corp.	171	3,995
Nucor Corp.	103	4,539
Owens-Illinois, Inc.*	52	1,193
PPG Industries, Inc.	87	9,981
Praxair, Inc.	93	11,118
Sealed Air Corp.	67	3,442
Sherwin-Williams Co.	26	7,151
Sigma-Aldrich Corp.	38	5,295
The Mosaic Co.	100	4,685
Vulcan Materials Co.	42	3,525

		185,979

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc.	1,673	59,425
CenturyLink, Inc.	180	5,288
Frontier Communications Corp.	374	1,851
Level 3 Communications, Inc.*	95	5,004
Verizon Communications, Inc.	1,313	61,199

		132,767

UTILITIES (1.6%)
AES Corp.	222	2,944
AGL Resources, Inc.	38	1,769
Ameren Corp.	78	2,939
American Electric Power Co., Inc.	157	8,316
CenterPoint Energy, Inc.	138	2,626
CMS Energy Corp.	88	2,802
Consolidated Edison, Inc.	94	5,441
Dominion Resources, Inc.	191	12,772
DTE Energy Co.	57	4,254
Duke Energy Corp.	223	15,748
Edison International	104	5,780
Entergy Corp.	57	4,019
Eversource Energy	102	4,632
Exelon Corp.	278	8,735
FirstEnergy Corp.	136	4,427
NextEra Energy, Inc.	142	13,920
NiSource, Inc.	102	4,650
NRG Energy, Inc.	108	2,471
Pepco Hldgs., Inc.	80	2,155
PG&E Corp.	155	7,611
Pinnacle West Capital Corp.	35	1,991
PPL Corp.	215	6,336
Public Svc. Enterprise Group, Inc.	162	6,363
SCANA Corp.	46	2,330
Sempra Energy	74	7,322
Southern Co.	292	12,235
TECO Energy, Inc.	75	1,325
WEC Energy Group, Inc.	28	1,268
Wisconsin Energy Corp.*	73	3,283
Xcel Energy, Inc.	162	5,213

		165,677

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,331,349) 56.1%		5,873,947

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	A-1+	0.08	09/03/15	150,000	149,980

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $149,980) 1.4%					149,980

TOTAL INDEXED ASSETS (Cost: $4,481,329) 57.5%					6,023,927

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.8%)
Amazon.com, Inc.*	76	32,991
American Axle & Mfg. Hldgs., Inc.*	238	4,977
AutoZone, Inc.*	20	13,338

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Bassett Furniture Industries, Inc.	798	22,671
Carmike Cinemas, Inc.*	613	16,269
CST Brands, Inc.	692	27,030
Diamond Resorts Int’l., Inc.*	1,421	44,833
Discovery Communications, Inc. Cl A*	119	3,958
Discovery Communications, Inc. Cl C*	119	3,699
Disney (Walt) Co.	354	40,406
Dollar Tree, Inc.*	87	6,872
Drew Industries, Inc.	126	7,311
Eros International PLC*	462	11,605
Five Below, Inc.*	258	10,199
Ford Motor Co.	530	7,955
FTD Companies, Inc.*	141	3,975
General Motors Co.	252	8,399
Haverty Furniture Cos., Inc.	415	8,972
Home Depot, Inc.	238	26,449
Houghton Mifflin Harcourt Co.*	1,162	29,282
HSN, Inc.	97	6,808
Intrawest Resorts Hldgs., Inc.*	957	11,120
Johnson Controls, Inc.	131	6,488
Macy’s, Inc.	243	16,395
McDonald’s Corp.	201	19,109
Panera Bread Co. Cl A*	30	5,243
Performance Sports Group Ltd.*	345	6,210
Popeyes Louisiana Kitchen, Inc.*	149	8,939
Priceline Group Inc.*	7	8,060
Red Robin Gourmet Burgers, Inc.*	150	12,873
Ruby Tuesday, Inc.*	1,002	6,283
Select Comfort Corp.*	708	21,289
Sotheby’s	96	4,343
Stage Stores, Inc.	170	2,980
Starbucks Corp.	526	28,201
Steve Madden Ltd.*	254	10,866
Target Corp.	243	19,836
The Men’s Wearhouse, Inc.	318	20,374
Time Warner Cable, Inc.	133	23,697
Time Warner, Inc.	224	19,580
Viacom, Inc. Cl B	160	10,342
Vista Outdoor, Inc.*	167	7,499

		607,726

CONSUMER STAPLES (2.3%)
Boston Beer Co., Inc. Cl A*	18	4,176
Coca-Cola Co.	336	13,181
Colgate-Palmolive Co.	187	12,232
Constellation Brands, Inc. Cl A	198	22,972
Crimson Wine Group Ltd.*	1,308	12,230
Estee Lauder Cos., Inc. Cl A	178	15,425
Farmer Brothers Co.*	373	8,766
Mead Johnson Nutrition Co.	75	6,767
Mondelez International, Inc. Cl A	277	11,396
PepsiCo, Inc.	221	20,628
Philip Morris Int’l., Inc.	145	11,625
Proctor & Gamble Co.	377	29,496
Sysco Corp.	268	9,675
Tyson Foods, Inc. Cl A	226	9,634
United Natural Foods, Inc.*	70	4,458
Vector Group Ltd.	337	7,907
Village Super Market, Inc. Cl A	201	6,370
Wal-Mart Stores, Inc.	310	21,988
WD-40 Co.	120	10,459

		239,385

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

ENERGY (2.2%)
Anadarko Petroleum Corp.	170	13,270
Apache Corp.	117	6,743
Bonanza Creek Energy, Inc.*	248	4,526
C&J Energy Services Ltd.*	240	3,168
Carrizo Oil and Gas, Inc.*	238	11,719
Chevron Corp.	155	14,953
Denbury Resources, Inc.	364	2,315
EOG Resources, Inc.	168	14,708
Exxon Mobil Corp.	633	52,666
Gulf Coast Ultra Deep Royalty Trust*	1,901	1,331
Halliburton Co.	390	16,797
Helix Energy Solutions Group*	138	1,743
Hess Corp.	112	7,491
Matador Resources Co.*	230	5,750
Matrix Service Co.*	113	2,066
National Oilwell Varco, Inc.	176	8,497
Noble Energy, Inc.	301	12,847
Occidental Petroleum Corp.	184	14,310
PBF Energy, Inc.	576	16,370
PDC Energy, Inc.*	100	5,364
Range Resources Corp.	98	4,839
Synergy Resources Corp.*	522	5,966
Targa Resources Corp.*	71	6,335

		233,774

FINANCIALS (7.7%)
Agree Realty Corp.	72	2,100
Alexander’s, Inc.	9	3,690
American Int’l. Group, Inc.	353	21,822
Aon PLC	114	11,364
Ashford Hospitality Trust, Inc.	347	2,936
Aspen Insurance Hldgs. Ltd.	189	9,053
BancFirst Corp.	137	8,967
Bank of America Corp.	1,306	22,228
Bank of Marin Bancorp	113	5,748
Banner Corp.	228	10,928
Berkshire Hathaway, Inc. Cl B*	148	20,144
Brookline Bancorp, Inc.	849	9,585
Bryn Mawr Bank Corp.	244	7,359
Capital One Financial Corp.	351	30,877
Charter Financial Corp.	421	5,225
Chatham Lodging Trust	342	9,053
Chesapeake Lodging Trust	540	16,460
Citigroup, Inc.	344	19,003
Columbia Banking System, Inc.	96	3,124
Comerica, Inc.	246	12,625
Customers Bancorp, Inc.*	312	8,390
Dime Community Bancshares	411	6,962
Eagle Bancorp, Inc.*	147	6,462
Easterly Government Pptys.	360	5,731
EastGroup Properties, Inc.	60	3,374
Ellington Financial LLC	754	13,957
Enterprise Financial Svcs. Corp.	263	5,989
Equity Lifestyle Properties, Inc.	150	7,887
FBR & Co.*	123	2,846
FelCor Lodging Trust, Inc.	1,361	13,447
First Connecticut Bancorp, Inc.	141	2,238
First Interstate BancSytem, Inc.	282	7,823
Flushing Financial Corp.	250	5,253
Forest City Enterprises, Inc. Cl A*	616	13,614
Franklin Resources, Inc.	136	6,668

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Glacier Bancorp, Inc.	329	9,679
Goldman Sachs Group, Inc.	120	25,055
Hanmi Financial Corp.	181	4,496
Heritage Financial Corp.	531	9,489
Highwoods Properties, Inc.	271	10,826
Host Hotels & Resorts, Inc.	489	9,697
Investors Bancorp, Inc.	1,750	21,525
iShares Micro-Cap ETF	78	6,359
iShares Russell 2000 Value ETF	39	3,976
Janus Capital Group, Inc.	371	6,352
JPMorgan Chase & Co.	777	52,650
Marlin Business Svcs. Corp.	391	6,600
MB Financial, Inc.	150	5,166
Meadowbrook Insurance Group, Inc.*	1,202	10,337
MetLife, Inc.	354	19,820
Northfield Bancorp, Inc.	633	9,527
Parkway Properties, Inc.	316	5,511
Pennsylvania REIT	379	8,088
PNC Financial Svcs. Grp., Inc.	153	14,634
Primerica, Inc.	143	6,534
PrivateBancorp, Inc.	282	11,229
Prosperity Bancshares, Inc.	124	7,160
QTS Realty Trust, Inc.	225	8,201
Sabra Health Care REIT, Inc.	328	8,443
Safety Insurance Group, Inc.	120	6,925
Selective Insurance Group, Inc.	216	6,059
Silvercrest Asset Mgmt. Group, Inc. Cl A	389	5,469
Simon Property Group, Inc.	127	21,974
Sovran Self Storage, Inc.	47	4,085
Starwood Property Trust, Inc.	231	4,983
Stifel Financial Corp.*	153	8,834
Stock Yards Bancorp, Inc.	324	12,244
SVB Financial Group*	144	20,733
Symetra Financial Corp.	671	16,218
Terreno Realty Corp.	257	5,063
The GEO Group, Inc.	188	6,422
UMB Financial Corp.	91	5,189
Urstadt Biddle Pptys., Inc. Cl A	209	3,904
Wells Fargo & Co.	757	42,574
Zions Bancorporation	338	10,726

		805,688

HEALTH CARE (6.7%)
Abbott Laboratories	364	17,865
Abiomed, Inc.*	164	10,780
Acadia Healthcare Co., Inc.*	65	5,091
ACADIA Pharmaceuticals, Inc.*	183	7,664
Acceleron Pharma, Inc.*	100	3,164
Acorda Therapeutics, Inc.*	155	5,166
Adeptus Health, Inc. Cl A*	65	6,174
Agios Pharmaceuticals, Inc.*	40	4,446
Albany Molecular Research, Inc*	485	9,806
Alexion Pharmaceuticals, Inc.*	22	3,926
Allergan PLC*	71	21,646
Alnylam Pharmaceuticals, Inc.*	50	5,994
Anacor Pharmaceuticals, Inc.*	50	3,872
Ani Pharmaceuticals, Inc.*	50	3,103
Anika Therapeutics, Inc.*	178	5,879
BIOGEN, Inc.*	51	20,601
BioSpecifics Technologies Corp.*	132	6,811
bluebird bio, Inc.*	20	3,367
Cambrex Corp.*	139	6,108

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Cardiovascular Systems, Inc.*	100	2,645
Catalent, Inc.*	81	2,376
Celgene Corp.*	331	38,308
Cempra, Inc.*	65	2,233
Cepheid, Inc.*	130	7,950
Cerner Corp.*	95	6,561
Computer Programs & Systems, Inc.	141	7,532
DexCom, Inc.*	205	16,396
Emergent Biosolutions, Inc.*	442	14,564
Ensign Group, Inc.	212	10,825
Entellus Medical, Inc.*	60	1,552
Esperion Therapeutics, Inc.*	45	3,679
Exact Sciences Corp.*	364	10,825
Express Scripts Hldg. Co.*	150	13,341
Gilead Sciences, Inc.	292	34,187
GW Pharmaceuticals PLC ADR*	47	5,773
Harvard Bioscience, Inc.*	1,051	5,991
Humana, Inc.	52	9,947
Insulet Corp.*	183	5,670
Intersect ENT, Inc.*	120	3,436
Isis Pharmaceuticals, Inc.*	50	2,878
Karyopharm Therapeutics, Inc.*	89	2,422
Kindred Healthcare, Inc.	174	3,530
Kite Pharma, Inc.*	30	1,829
Lannett Co., Inc.*	133	7,906
McKesson Corp.	64	14,388
Medicines Co.*	178	5,093
Medidata Solutions, Inc.*	108	5,867
Medtronic PLC	273	20,229
Merck & Co., Inc.	546	31,084
Mylan N.V.*	530	35,966
Neogen Corp.*	108	5,124
Neurocrine Biosciences, Inc.*	116	5,540
NuVasive, Inc.*	55	2,606
Omeros Corp.*	336	6,045
Omnicell, Inc.*	234	8,824
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	954	5,495
Pacira Pharmaceuticals, Inc.*	67	4,738
PAREXEL International Corp.*	147	9,454
Pfizer, Inc.	1,270	42,583
PTC Therapeutics, Inc.*	40	1,925
QLT, Inc.*	1,511	6,240
Receptos, Inc.*	54	10,263
Rigel Pharmaceuticals, Inc.*	522	1,676
Sarepta Therapeutics, Inc.*	136	4,138
Sorrento Therapeutics, Inc.*	311	5,480
St. Jude Medical, Inc.	102	7,453
STAAR Surgical Co.*	509	4,917
Stryker Corp.	133	12,711
Supernus Pharmaceuticals, Inc.*	1,421	24,128
Team Health Hldgs., Inc.*	108	7,056
Ultragenyx Pharmaceutical, Inc.*	25	2,560
UnitedHealth Group, Inc.	153	18,666
Universal American Corp.*	400	4,048
Vertex Pharmaceuticals, Inc.*	64	7,903
WellCare Health Plans, Inc.*	108	9,162
Wright Medical Group, Inc.*	193	5,068

		710,250

INDUSTRIALS (5.0%)
Alaska Air Group, Inc.	222	14,303

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Allegiant Travel Co.	60	10,673
Astronics Corp.*	282	19,991
AZZ, Inc.	491	25,434
Blount International, Inc.*	843	9,206
Boeing Co.	186	25,802
CEB, Inc.	136	11,840
Covenant Transport, Inc. Cl A*	320	8,019
Cummins, Inc.	133	17,448
Delta Air Lines, Inc.	299	12,283
Deluxe Corp.	160	9,920
Encore Wire Corp.	267	11,825
EnPro Industries, Inc.	314	17,967
Expeditors Int’l. of Wash.	244	11,250
FedEx Corp.	133	22,663
Forward Air Corp.	120	6,271
Generac Hldgs., Inc.*	150	5,963
General Electric Co.	1,975	52,476
Healthcare Svcs. Group, Inc.	286	9,452
Miller (Herman), Inc.	164	4,745
Miller Industries, Inc.	657	13,107
Mueller Industries, Inc.	813	28,227
Old Dominion Freight Line, Inc.*	197	13,515
Orbital ATK, Inc.	220	16,139
Precision Castparts Corp.	53	10,593
Roper Technologies, Inc.	264	45,529
Steelcase, Inc.	414	7,829
Sun Hydraulics Corp.	263	10,023
Teledyne Technologies, Inc.*	96	10,129
The Advisory Board Co.*	157	8,583
Trex Co., Inc.*	276	13,643
Tyco International PLC	233	8,966
Union Pacific Corp.	187	17,834
Uti Worldwide, Inc.*	877	8,761

		520,409

INFORMATION TECHNOLOGY (7.3%)
Aerohive Networks, Inc.*	467	3,260
Ambarella, Inc.*	56	5,751
ANADIGICS, Inc.*	2,240	1,635
Analog Devices, Inc.	148	9,499
Anixter International, Inc.*	75	4,886
Apple, Inc.	722	90,557
Ashford Hospitality Prime, Inc.	201	3,019
Automatic Data Processing, Inc.	159	12,757
Blackhawk Network Hldgs., Inc.*	132	5,438
Broadcom Corp. Cl A	186	9,577
CalAmp Corp.*	875	15,978
Cavium, Inc.*	173	11,904
Cirrus Logic, Inc.*	181	6,159
Cisco Systems, Inc.	703	19,304
comScore, Inc.*	287	15,286
Comverse, Inc.*	400	8,032
Constant Contact, Inc.*	110	3,164
Cornerstone OnDemand, Inc.*	90	3,132
Envestnet, Inc.*	80	3,234
Euronet Worldwide, Inc.*	107	6,602
F5 Networks, Inc.*	46	5,536
Facebook, Inc. Cl A*	254	21,784
FARO Technologies, Inc.*	235	10,975
FEI Company	83	6,883
Globant SA*	151	4,595
Google, Inc. Cl A*	35	18,901

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Google, Inc. Cl C*	35	18,218
Guidewire Software, Inc.*	77	4,076
iGATE Corp.*	89	4,244
Imation Corp.*	672	2,728
Imperva, Inc.*	273	18,482
Intel Corp.	361	10,980
j2 Global, Inc.	93	6,318
KLA-Tencor Corp.	78	4,384
LogMeIn, Inc.*	260	16,767
Manhattan Associates, Inc.*	198	11,811
MasterCard, Inc. Cl A	196	18,322
MAXIMUS, Inc.	115	7,559
MaxLinear, Inc. Cl A*	897	10,854
Micron Technology, Inc.*	260	4,898
Microsoft Corp.	809	35,717
MKS Instruments, Inc.	171	6,488
Monolithic Power Systems, Inc.	235	11,917
Nanometrics, Inc.*	177	2,853
NeuStar, Inc. Cl A*	285	8,325
New Relic, Inc.*	40	1,408
Nimble Storage, Inc.*	224	6,285
Nova Measuring Instruments Ltd.*	339	4,238
Oracle Corp.	503	20,271
Plexus Corp.*	94	4,125
Proofpoint, Inc.*	417	26,551
Qlik Technologies, Inc.*	346	12,096
QLogic Corp.*	382	5,421
QUALCOMM, Inc.	287	17,975
Richardson Electronics Ltd.	1,452	11,732
Rogers Corp.*	244	16,138
Ruckus Wireless, Inc.*	925	9,565
Salesforce.com, inc.*	448	31,194
Semtech Corp.*	128	2,541
Synaptics, Inc.*	102	8,847
Synchronoss Technologies, Inc.*	125	5,716
SYNNEX Corp.	132	9,661
Teradata Corp.*	147	5,439
Texas Instruments, Inc.	174	8,963
Tyler Technologies, Inc.*	45	5,822
Verint Systems, Inc.*	136	8,261
Western Digital Corp.	211	16,547
Yahoo!, Inc.*	276	10,844

		762,429

MATERIALS (1.6%)
A. Schulman, Inc.	230	10,056
Ball Corp.	210	14,732
Boise Cascade Co.*	188	6,896
CF Industries Hldgs., Inc.	185	11,892
Dow Chemical Co.	283	14,481
Eastman Chemical Co.	224	18,328
Ferro Corp.*	425	7,132
FMC Corp.	67	3,521
Freeport-McMoRan Copper & Gold, Inc.	289	5,381
Horsehead Hldg. Corp.*	386	4,524
Kaiser Aluminum Corp.	255	21,185
Kraton Performance Polymers, Inc.*	330	7,880
Mueller Water Products, Inc. Cl A	997	9,073
PolyOne Corp.	200	7,834
Schnitzer Steel Industries, Inc. Cl A	166	2,900
Silgan Hldgs., Inc.	192	10,130
TimkenSteel Corp.	64	1,727
U.S. Concrete, Inc.*	196	7,426

		165,098

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	676	24,012
Consolidated Comms. Hldgs., Inc.	303	6,366
IDT Corp. Cl B	141	2,549
inContact, Inc.*	425	4,195
ORBCOMM, Inc.*	1,326	8,951
Shenandoah Telecommunications Co.	188	6,435
Verizon Communications, Inc.	290	13,517

		66,025

UTILITIES (1.0%)
Ameren Corp.	76	2,864
Avista Corp.	267	8,184
Black Hills Corp.	106	4,627
Dominion Resources, Inc.	241	16,116
Edison International	140	7,781
Idacorp, Inc.	175	9,825
Northwest Natural Gas Co.	113	4,766
NorthWestern Corp.	254	12,383
PNM Resources, Inc.	309	7,601
Portland General Electric Co.	195	6,466
PPL Corp.	154	4,538
Public Svc. Enterprise Group, Inc.	273	10,723
Sempra Energy	129	12,763

		108,637

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $3,165,489) 40.2%		4,219,421

TOTAL ACTIVE ASSETS (Cost: $3,165,489) 40.2%		4,219,421

TOTAL INVESTMENTS (Cost: $7,646,818) 97.7%		10,243,348

OTHER NET ASSETS 2.3%		239,224

NET ASSETS 100.0%		$10,482,572

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.4%)
Amazon.com, Inc.*	666	289,104
AutoNation, Inc.*	133	8,376
AutoZone, Inc.*	56	37,346
Bed Bath & Beyond, Inc.*	299	20,625
Best Buy Co., Inc.	514	16,762
BorgWarner, Inc.	396	22,509
Cablevision Systems Corp. Cl A	387	9,265
CarMax, Inc.*	364	24,100
Carnival Corp.	786	38,821
CBS Corp. Cl B	788	43,734
Chipotle Mexican Grill, Inc.*	54	32,669
Coach, Inc.	483	16,717
Comcast Corp. Cl A	4,387	263,834
D.R. Horton, Inc.	584	15,978
Darden Restaurants, Inc.	217	15,424
Delphi Automotive PLC	503	42,800
DIRECTV*	876	81,284
Discovery Communications, Inc. Cl A*	261	8,681
Discovery Communications, Inc. Cl C*	453	14,079
Disney (Walt) Co.	2,721	310,575
Dollar General Corp.	518	40,269
Dollar Tree, Inc.*	359	28,357
Expedia, Inc.	173	18,918
Family Dollar Stores, Inc.*	168	13,240
Ford Motor Co.	6,927	103,979
Fossil Group, Inc.*	74	5,133
GameStop Corp. Cl A	190	8,162
Gap, Inc.	461	17,596
Garmin Ltd.	211	9,269
General Motors Co.	2,356	78,525
Genuine Parts Co.	265	23,725
Goodyear Tire & Rubber Co.	474	14,291
H&R Block, Inc.	484	14,351
Hanesbrands, Inc.	701	23,357
Harley-Davidson, Inc.	366	20,624
Harman Int’l. Industries, Inc.	124	14,749
Hasbro, Inc.	195	14,584
Home Depot, Inc.	2,267	251,932
Interpublic Group of Cos., Inc.	726	13,990
Johnson Controls, Inc.	1,144	56,662
Kohl’s Corp.	347	21,726
L Brands, Inc.	429	36,778
Leggett & Platt, Inc.	241	11,732
Lennar Corp. Cl A	310	15,822
Lowe’s Cos., Inc.	1,626	108,898
Macy’s, Inc.	588	39,672
Marriott International, Inc. Cl A	360	26,780
Mattel, Inc.	593	15,234
McDonald’s Corp.	1,671	158,862
Michael Kors Hldgs. Ltd.*	347	14,605
Mohawk Industries, Inc.*	109	20,808
Netflix, Inc.*	105	68,979
Newell Rubbermaid, Inc.	472	19,404
News Corp. Cl A*	876	12,781
NIKE, Inc. Cl B	1,214	131,141
Nordstrom, Inc.	246	18,327
O’Reilly Automotive, Inc.*	177	39,998
Omnicom Group, Inc.	427	29,672
Priceline Group Inc.*	91	104,780

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Pulte Homes, Inc.	567	11,425
PVH Corp.	144	16,589
Ralph Lauren Corp.	105	13,898
Ross Stores, Inc.	724	35,194
Royal Caribbean Cruises Ltd.	288	22,663
Scripps Networks Interactive, Inc. Cl A	165	10,786
Staples, Inc.	1,114	17,055
Starbucks Corp.	2,615	140,208
Starwood Hotels & Resorts	300	24,327
Target Corp.	1,115	91,018
TEGNA, Inc.	395	12,668
Tiffany & Co.	197	18,085
Time Warner Cable, Inc.	492	87,660
Time Warner, Inc.	1,440	125,875
TJX Cos., Inc.	1,187	78,544
Tractor Supply Co.	239	21,496
TripAdvisor, Inc.*	194	16,905
Twenty-First Century Fox, Inc. Cl A	3,088	100,504
Under Armour, Inc. Cl A*	292	24,364
Urban Outfitters, Inc.*	168	5,880
V.F. Corp.	595	41,495
Viacom, Inc. Cl B	625	40,400
Whirlpool Corp.	137	23,708
Wyndham Worldwide Corp.	209	17,119
Wynn Resorts Ltd.	142	14,011
Yum! Brands, Inc.	754	67,920

		4,060,192

CONSUMER STAPLES (9.1%)
Altria Group, Inc.	3,429	167,712
Archer-Daniels-Midland Co.	1,082	52,174
Brown-Forman Corp. Cl B	273	27,349
Campbell Soup Co.	311	14,819
Clorox Co.	229	23,821
Coca-Cola Co.	6,840	268,333
Coca-Cola Enterprises, Inc.	377	16,377
Colgate-Palmolive Co.	1,483	97,003
ConAgra Foods, Inc.	743	32,484
Constellation Brands, Inc. Cl A	296	34,342
Costco Wholesale Corp.	767	103,591
CVS Health Corp.	1,968	206,404
Dr. Pepper Snapple Group, Inc.	336	24,494
Estee Lauder Cos., Inc. Cl A	388	33,624
General Mills, Inc.	1,041	58,005
Hershey Co.	255	22,652
Hormel Foods Corp.	234	13,191
J.M. Smucker Co.	170	18,430
Kellogg Co.	435	27,275
Keurig Green Mountain, Inc.	204	15,633
Kimberly-Clark Corp.	634	67,185
Kraft Foods Group, Inc.*	1,034	88,035
Kroger Co.	854	61,924
McCormick & Co., Inc.	223	18,052
Mead Johnson Nutrition Co.	352	31,757
Molson Coors Brewing Co. Cl B	279	19,477
Mondelez International, Inc. Cl A	2,840	116,838
Monster Beverage Corp.*	256	34,309
PepsiCo, Inc.	2,573	240,164
Philip Morris Int’l., Inc.	2,701	216,539
Proctor & Gamble Co.	4,730	370,075
Reynolds American, Inc.	726	54,232
Sysco Corp.	1,039	37,508
Tyson Foods, Inc. Cl A	509	21,699
Wal-Mart Stores, Inc.	2,753	195,270
Walgreens Boots Alliance, Inc.	1,522	128,518
Whole Foods Market, Inc.	623	24,571

		2,983,866

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

ENERGY (7.6%)
Anadarko Petroleum Corp.	886	69,161
Apache Corp.	656	37,805
Baker Hughes, Inc.	760	46,892
Cabot Oil & Gas Corp.	720	22,709
Cameron International Corp.*	335	17,544
Chesapeake Energy Corp.	907	10,131
Chevron Corp.	3,278	316,229
Cimarex Energy Co.	164	18,091
ConocoPhillips	2,149	131,972
CONSOL Energy, Inc.	405	8,805
Devon Energy Corp.	675	40,156
Diamond Offshore Drilling, Inc.	119	3,071
Ensco PLC Cl A	411	9,153
EOG Resources, Inc.	956	83,698
EQT Corp.	265	21,555
Exxon Mobil Corp.	7,293	606,778
FMC Technologies, Inc.*	403	16,720
Halliburton Co.	1,487	64,045
Helmerich & Payne, Inc.	188	13,239
Hess Corp.	424	28,357
Kinder Morgan, Inc.	3,024	116,091
Marathon Oil Corp.	1,182	31,370
Marathon Petroleum Corp.	949	49,642
Murphy Oil Corp.	290	12,055
National Oilwell Varco, Inc.	679	32,782
Newfield Exploration Co.*	288	10,403
Noble Corp. PLC	417	6,418
Noble Energy, Inc.	676	28,852
Occidental Petroleum Corp.	1,338	104,056
ONEOK, Inc.	366	14,450
Phillips 66	947	76,290
Pioneer Natural Resources Co.	259	35,921
Range Resources Corp.	293	14,468
Schlumberger Ltd.	2,215	190,911
Southwestern Energy Co.*	675	15,343
Spectra Energy Corp.	1,168	38,077
Tesoro Corp.	218	18,401
Transocean Ltd.	596	9,608
Valero Energy Corp.	889	55,651
Williams Cos., Inc.	1,174	67,376

		2,494,276

FINANCIALS (17.6%)
ACE Ltd.	571	58,059
Affiliated Managers Group, Inc.*	95	20,767
Aflac, Inc.	757	47,085
Allstate Corp.	713	46,252
American Express Co.	1,525	118,523
American Int’l. Group, Inc.	2,324	143,670
American Tower Corp.	737	68,755
Ameriprise Financial, Inc.	315	39,353
Aon PLC	490	48,843
Apartment Investment & Management Co. Cl A	272	10,045
Assurant, Inc.	120	8,040
AvalonBay Communities, Inc.	231	36,930
Bank of America Corp.	18,310	311,629
Bank of New York Mellon Corp.	1,955	82,051
BB&T Corp.	1,274	51,355
Berkshire Hathaway, Inc. Cl B*	3,182	433,102
BlackRock, Inc.	221	76,462
Boston Properties, Inc.	267	32,318
Capital One Financial Corp.	953	83,835

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

CBRE Group, Inc.*	485	17,945
Charles Schwab Corp.	2,015	65,790
Chubb Corp.	402	38,246
Cincinnati Financial Corp.	259	12,997
Citigroup, Inc.	5,290	292,220
CME Group, Inc.	554	51,555
Comerica, Inc.	310	15,909
Crown Castle Int’l. Corp.	586	47,056
Discover Financial Svcs.	773	44,540
E*Trade Financial Corp.*	505	15,125
Equinix, Inc.	98	24,892
Equity Residential	633	44,418
Essex Property Trust, Inc.	113	24,013
Fifth Third Bancorp	1,408	29,315
Franklin Resources, Inc.	681	33,389
General Growth Pptys., Inc.	1,100	28,226
Genworth Financial, Inc.*	866	6,556
Goldman Sachs Group, Inc.	700	146,153
Hartford Financial Svcs. Group, Inc.	733	30,471
HCP, Inc.	807	29,431
Health Care REIT, Inc.	611	40,100
Host Hotels & Resorts, Inc.	1,321	26,195
Hudson City Bancorp, Inc.	846	8,358
Huntington Bancshares, Inc.	1,419	16,049
Intercontinental Exchange, Inc.	195	43,604
Invesco Ltd.	752	28,192
Iron Mountain, Inc.	329	10,199
iShares Core S&P 500 ETF	2,422	501,887
JPMorgan Chase & Co.	6,474	438,678
KeyCorp	1,488	22,350
Kimco Realty Corp.	720	16,229
Legg Mason, Inc.	170	8,760
Leucadia National Corp.	553	13,427
Lincoln National Corp.	443	26,234
Loews Corp.	520	20,025
M&T Bank Corp.	232	28,984
Marsh & McLennan Cos., Inc.	940	53,298
McGraw-Hill Financial, Inc.	477	47,915
MetLife, Inc.	1,946	108,957
Moody’s Corp.	311	33,576
Morgan Stanley	2,676	103,802
Nasdaq OMX Group, Inc.	204	9,957
Navient Corp.	672	12,237
Northern Trust Corp.	382	29,208
People’s United Financial, Inc.	546	8,851
Plum Creek Timber Co., Inc.	305	12,374
PNC Financial Svcs. Grp., Inc.	904	86,468
Principal Financial Grp., Inc.	475	24,363
Progressive Corp.	933	25,965
ProLogis, Inc.	912	33,835
Prudential Financial, Inc.	789	69,053
Public Storage	253	46,646
Realty Income Corp.	407	18,067
Regions Financial Corp.	2,333	24,170
Simon Property Group, Inc.	542	93,777
SL Green Realty Corp	173	19,011
State Street Corp.	719	55,363
SunTrust Banks, Inc.	902	38,804
T. Rowe Price Group, Inc.	459	35,678
The Macerich Co.	246	18,352
Torchmark Corp.	222	12,925
Travelers Cos., Inc.	558	53,936
U.S. Bancorp	3,093	134,236
Unum Group	436	15,587

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Ventas, Inc.	578	35,888
Vornado Realty Trust	306	29,049
Wells Fargo & Co.	8,171	459,537
Weyerhaeuser Co.	900	28,350
XL Group PLC	533	19,828
Zions Bancorporation	357	11,329

		5,774,984

HEALTH CARE (15.0%)
Abbott Laboratories	2,598	127,510
AbbVie, Inc.	2,998	201,436
Aetna, Inc.	609	77,623
Agilent Technologies, Inc.	582	22,454
Alexion Pharmaceuticals, Inc.*	390	70,500
Allergan PLC*	684	207,567
AmerisourceBergen Corp.	364	38,708
Amgen, Inc.	1,326	203,568
Anthem, Inc.	461	75,669
Bard (C.R.), Inc.	129	22,020
Baxter International, Inc.	949	66,364
Becton, Dickinson & Co.	364	51,561
BIOGEN, Inc.*	410	165,615
Boston Scientific Corp.*	2,339	41,400
Bristol-Myers Squibb Co.	2,908	193,498
Cardinal Health, Inc.	578	48,350
Celgene Corp.*	1,384	160,177
Cerner Corp.*	533	36,809
CIGNA Corp.	450	72,900
DaVita HealthCare Partners, Inc.*	301	23,920
DENTSPLY International, Inc.	245	12,630
Edwards Lifesciences Corp.*	187	26,634
Endo International PLC*	352	28,037
Express Scripts Hldg. Co.*	1,272	113,132
Gilead Sciences, Inc.	2,564	300,193
HCA Hldgs., Inc.*	505	45,814
Hospira, Inc.*	302	26,790
Humana, Inc.	261	49,924
Intuitive Surgical, Inc.*	64	31,008
Johnson & Johnson	4,838	471,511
Laboratory Corp. of America Hldgs.*	174	21,092
Lilly (Eli) & Co.	1,703	142,183
Mallinckrodt PLC*	204	24,015
McKesson Corp.	404	90,823
Medtronic PLC	2,488	184,388
Merck & Co., Inc.	4,930	280,665
Mylan N.V.*	716	48,588
Patterson Cos., Inc.	152	7,395
PerkinElmer, Inc.	200	10,528
Perrigo Co. PLC	255	47,132
Pfizer, Inc.	10,743	360,213
Quest Diagnostics, Inc.	251	18,203
Regeneron Pharmaceuticals, Inc.*	131	66,827
Schein (Henry), Inc.*	147	20,892
St. Jude Medical, Inc.	487	35,585
Stryker Corp.	521	49,792
Tenet Healthcare Corp.*	175	10,129
Thermo Fisher Scientific, Inc.	695	90,183
UnitedHealth Group, Inc.	1,660	202,520
Universal Health Svcs., Inc. Cl B	158	22,452
Varian Medical Systems, Inc.*	175	14,758
Vertex Pharmaceuticals, Inc.*	425	52,479
Waters Corp.*	144	18,487
Zimmer Biomet Hldgs., Inc.	298	32,551
Zoetis, Inc.	873	42,096

		4,907,298

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

INDUSTRIALS (9.8%)
3M Co.	1,108	170,964
Allegion PLC	165	9,923
American Airlines Group, Inc.	1,210	48,321
AMETEK, Inc.	421	23,062
Boeing Co.	1,122	155,644
Caterpillar, Inc.	1,054	89,400
Cintas Corp.	167	14,127
CSX Corp.	1,719	56,125
Cummins, Inc.	293	38,439
Danaher Corp.	1,075	92,009
Deere & Co.	583	56,580
Delta Air Lines, Inc.	1,431	58,785
Dover Corp.	281	19,721
Dun & Bradstreet Corp.	63	7,686
Eaton Corp. PLC	814	54,937
Emerson Electric Co.	1,168	64,742
Equifax, Inc.	208	20,195
Expeditors Int’l. of Wash.	331	15,261
Fastenal Co.	474	19,993
FedEx Corp.	460	78,384
Flowserve Corp.	237	12,480
Fluor Corp.	257	13,624
General Dynamics Corp.	544	77,079
General Electric Co.	17,573	466,915
Grainger (W.W.), Inc.	104	24,612
Honeywell International, Inc.	1,362	138,883
Hunt (J.B.) Transport Svcs., Inc.	166	13,627
Illinois Tool Works, Inc.	591	54,248
Ingersoll-Rand PLC	461	31,081
Jacobs Engineering Group, Inc.*	220	8,936
Joy Global, Inc.	169	6,118
Kansas City Southern	193	17,602
L-3 Communications Hldgs., Inc.	144	16,327
Lockheed Martin Corp.	467	86,815
Masco Corp.	612	16,322
Nielsen Holdings	644	28,832
Norfolk Southern Corp.	531	46,388
Northrop Grumman Corp.	339	53,776
PACCAR, Inc.	619	39,498
Pall Corp.	186	23,148
Parker Hannifin Corp.	242	28,152
Pentair PLC	313	21,519
Pitney Bowes, Inc.	357	7,429
Precision Castparts Corp.	242	48,369
Quanta Services, Inc.*	372	10,721
Raytheon Co.	532	50,902
Republic Services, Inc.	435	17,039
Robert Half Int’l., Inc.	234	12,987
Robinson (C.H.) Worldwide, Inc.	253	15,785
Rockwell Automation, Inc.	235	29,290
Rockwell Collins, Inc.	232	21,425
Roper Technologies, Inc.	175	30,181
Ryder System, Inc.	94	8,213
Snap-on, Inc.	102	16,244
Southwest Airlines Co.	1,168	38,649
Stanley Black & Decker, Inc.	267	28,099
Stericycle, Inc.*	148	19,819
Textron, Inc.	485	21,646
The ADT Corp.	297	9,970
Tyco International PLC	735	28,283
Union Pacific Corp.	1,527	145,630
United Parcel Service, Inc. Cl B	1,212	117,455
United Rentals, Inc.*	169	14,808

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

United Technologies Corp.	1,443	160,072
Waste Management, Inc.	745	34,531
Xylem, Inc.	318	11,788

		3,219,615

INFORMATION TECHNOLOGY (19.0%)
Accenture Ltd. Cl A	1,091	105,587
Adobe Systems, Inc.*	828	67,076
Akamai Technologies, Inc.*	312	21,784
Alliance Data Systems Corp.*	109	31,821
Altera Corp.	527	26,982
Amphenol Corp. Cl A	539	31,246
Analog Devices, Inc.	545	34,981
Apple, Inc.	10,050	1,260,518
Applied Materials, Inc.	2,140	41,131
Autodesk, Inc.*	398	19,930
Automatic Data Processing, Inc.	819	65,708
Avago Technologies Ltd.	447	59,420
Broadcom Corp. Cl A	949	48,864
CA, Inc.	557	16,315
Cisco Systems, Inc.	8,871	243,598
Citrix Systems, Inc.*	281	19,715
Cognizant Technology Solutions*	1,065	65,061
Computer Sciences Corp.	242	15,885
Corning, Inc.	2,202	43,445
eBay, Inc.*	1,927	116,082
Electronic Arts, Inc.*	540	35,910
EMC Corp.	3,387	89,383
F5 Networks, Inc.*	127	15,284
Facebook, Inc. Cl A*	3,673	315,015
Fidelity Nat’l. Information Svcs., Inc.	495	30,591
First Solar, Inc.*	133	6,248
Fiserv, Inc.*	415	34,374
FLIR Systems, Inc.	249	7,674
Google, Inc. Cl A*	499	269,480
Google, Inc. Cl C*	500	260,062
Harris Corp.	215	16,536
Hewlett-Packard Co.	3,147	94,441
Int’l. Business Machines Corp.	1,598	259,931
Intel Corp.	8,274	251,654
Intuit, Inc.	482	48,571
Juniper Networks, Inc.	610	15,842
KLA-Tencor Corp.	281	15,795
Lam Research Corp.	277	22,534
Linear Technology Corp.	417	18,444
MasterCard, Inc. Cl A	1,691	158,075
Microchip Technology, Inc.	353	16,741
Micron Technology, Inc.*	1,883	35,476
Microsoft Corp.	14,107	622,824
Motorola Solutions, Inc.	325	18,636
NetApp, Inc.	542	17,106
NVIDIA Corp.	894	17,978
Oracle Corp.	5,558	223,987
Paychex, Inc.	569	26,675
Qorvo, Inc.*	263	21,111
QUALCOMM, Inc.	2,843	178,057
Red Hat, Inc.*	321	24,374
Salesforce.com, inc.*	1,062	73,947
SanDisk Corp.	361	21,017
Seagate Technology PLC	556	26,410
Skyworks Solutions, Inc.	332	34,561
Symantec Corp.	1,188	27,621
TE Connectivity Ltd.	708	45,524
Teradata Corp.*	252	9,324
Texas Instruments, Inc.	1,813	93,388

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Total System Services, Inc.	285	11,904
VeriSign, Inc.*	182	11,233
Visa, Inc. Cl A	3,371	226,363
Western Digital Corp.	378	29,643
Western Union Co.	906	18,419
Xerox Corp.	1,819	19,354
Xilinx, Inc.	451	19,916
Yahoo!, Inc.*	1,525	59,917

		6,232,499

MATERIALS (3.1%)
Air Products & Chemicals, Inc.	338	46,249
Airgas, Inc.	120	12,694
Alcoa, Inc.	2,139	23,850
Allegheny Technologies, Inc.	194	5,859
Avery Dennison Corp.	157	9,568
Ball Corp.	240	16,836
CF Industries Hldgs., Inc.	412	26,483
Dow Chemical Co.	1,891	96,767
Du Pont (E.I.) de Nemours & Co.	1,579	100,982
Eastman Chemical Co.	260	21,273
Ecolab, Inc.	469	53,030
FMC Corp.	235	12,349
Freeport-McMoRan Copper & Gold, Inc.	1,817	33,833
Int’l. Flavors & Fragrances, Inc.	141	15,410
International Paper Co.	736	35,026
LyondellBasell Inds. N.V. Cl A	686	71,015
Martin Marietta Materials, Inc.	108	15,283
MeadWestvaco Corp.*	584	27,559
Monsanto Co.	831	88,579
Newmont Mining Corp.	928	21,678
Nucor Corp.	560	24,679
Owens-Illinois, Inc.*	285	6,538
PPG Industries, Inc.	474	54,377
Praxair, Inc.	505	60,373
Sealed Air Corp.	367	18,856
Sherwin-Williams Co.	139	38,228
Sigma-Aldrich Corp.	208	28,985
The Mosaic Co.	544	25,486
Vulcan Materials Co.	231	19,388

		1,011,233

TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	9,059	321,776
CenturyLink, Inc.	980	28,792
Frontier Communications Corp.	2,025	10,024
Level 3 Communications, Inc.*	514	27,072
Verizon Communications, Inc.	7,114	331,584

		719,248

UTILITIES (2.8%)
AES Corp.	1,204	15,965
AGL Resources, Inc.	208	9,684
Ameren Corp.	423	15,939
American Electric Power Co., Inc.	853	45,183
CenterPoint Energy, Inc.	747	14,215
CMS Energy Corp.	479	15,251
Consolidated Edison, Inc.	513	29,692
Dominion Resources, Inc.	1,034	69,144
DTE Energy Co.	313	23,362
Duke Energy Corp.	1,206	85,168
Edison International	567	31,514
Entergy Corp.	313	22,067
Eversource Energy	553	25,112
Exelon Corp.	1,507	47,350
FirstEnergy Corp.	739	24,054
NextEra Energy, Inc.	774	75,875

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

NiSource, Inc.	556	25,348
NRG Energy, Inc.	589	13,476
Pepco Hldgs., Inc.	437	11,773
PG&E Corp.	840	41,244
Pinnacle West Capital Corp.	192	10,923
PPL Corp.	1,166	34,362
Public Svc. Enterprise Group, Inc.	881	34,606
SCANA Corp.	252	12,764
Sempra Energy	405	40,071
Southern Co.	1,584	66,370
TECO Energy, Inc.	411	7,258
WEC Energy Group, Inc.	156	7,000
Wisconsin Energy Corp.*	397	17,853
Xcel Energy, Inc.	880	28,318

		900,941

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $25,782,407) 98.6%		32,304,152

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	A-1+	0.09	07/23/15	300,000	299,983

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,983) 0.9%					299,983

TOTAL INVESTMENTS (Cost: $26,082,390) 99.5%					32,604,135

OTHER NET ASSETS 0.5%					165,442

NET ASSETS 100.0%					$32,769,577

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.8%)
Aaron’s, Inc.	799	28,932
Abercrombie & Fitch Co. Cl A	860	18,499
Advance Auto Parts, Inc.	905	144,152
AMC Networks, Inc. Cl A*	732	59,914
American Eagle Outfitters, Inc.	2,175	37,454
ANN, Inc.*	568	27,429
Apollo Education Group, Inc.*	1,193	15,366
Ascena Retail Group, Inc.*	1,632	27,181
Big Lots, Inc.	666	29,963
Brinker International, Inc.	755	43,526
Brunswick Corp.	1,145	58,235
Buffalo Wild Wings, Inc.*	234	36,665
Cabela’s, Inc.*	592	29,588
Carter’s, Inc.	649	68,989
Cheesecake Factory, Inc.	560	30,540
Chico’s FAS, Inc.	1,773	29,485
Cinemark Hldgs., Inc.	1,298	52,141
CST Brands, Inc.	952	37,185
Dana Hldg. Corp.	2,017	41,510
Deckers Outdoor Corp.*	411	29,580
Devry Education Group Inc.	709	21,256
Dick’s Sporting Goods, Inc.	1,200	62,124
Domino’s Pizza, Inc.	683	77,452
DreamWorks Animation SKG Cl A*	901	23,768
Dunkin’ Brands Group, Inc.	1,189	65,395
Foot Locker, Inc.	1,729	115,860
Gentex Corp.	3,636	59,703
Graham Hldgs. Co. Cl B	55	59,128
Guess?, Inc.	795	15,240
HSN, Inc.	403	28,287
International Speedway Corp. Cl A	345	12,651
Jarden Corp.*	2,213	114,523
Kate Spade & Co.*	1,578	33,990
KB Home	1,125	18,675
Live Nation Entertainment, Inc.*	1,804	49,592
LKQ Corp.*	3,760	113,721
MDC Hldgs., Inc.	483	14,476
Meredith Corp.	452	23,572
Murphy USA, Inc.*	525	29,306
New York Times Co. Cl A	1,621	22,127
NVR, Inc.*	48	64,320
Office Depot, Inc.*	6,093	52,765
Panera Bread Co. Cl A*	314	54,878
Penney (J.C.) Co., Inc.*	3,775	31,974
Polaris Industries, Inc.	756	111,971
Rent-A-Center, Inc.	656	18,598
Service Corp. International	2,498	73,516
Signet Jewelers Ltd.	991	127,086
Skechers U.S.A., Inc. Cl A*	558	61,263
Sotheby’s	764	34,563
Tempur Sealy Int’l., Inc.*	755	49,755
The Wendy’s Co.	3,368	37,991
Thor Industries, Inc.	563	31,686
Time, Inc.	1,354	31,156
Toll Brothers, Inc.*	1,981	75,654
Tupperware Brands Corp.	616	39,757
Vista Outdoor, Inc.*	786	35,291
Wiley (John) & Sons, Inc. Cl A	574	31,208
Williams-Sonoma, Inc.	1,053	86,630

		2,857,242

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

CONSUMER STAPLES (4.1%)
Avon Products, Inc.	5,379	33,673
Boston Beer Co., Inc. Cl A*	112	25,983
Casey’s General Stores, Inc.	508	48,636
Church & Dwight Co., Inc.	1,617	131,184
Dean Foods Co.	1,167	18,870
Energizer Hldgs., Inc.*	768	101,030
Flowers Foods, Inc.	2,285	48,328
Hain Celestial Group, Inc.*	1,268	83,510
Ingredion, Inc.	885	70,632
Lancaster Colony Corp.	241	21,895
Post Hldgs., Inc.*	677	36,511
SUPERVALU, Inc.*	2,557	20,686
Tootsie Roll Industries, Inc.	252	8,142
TreeHouse Foods, Inc.*	531	43,027
United Natural Foods, Inc.*	619	39,418
WhiteWave Foods Co. Cl A*	2,164	105,776

		837,301

ENERGY (4.4%)
Atwood Oceanics, Inc.	743	19,645
California Resources Corp.	3,818	23,061
Denbury Resources, Inc.	4,408	28,035
Dresser-Rand Group, Inc.*	950	80,921
Dril-Quip, Inc.*	481	36,195
Energen Corp.	985	67,276
Gulfport Energy Corp.*	1,318	53,050
Helix Energy Solutions Group*	1,217	15,371
HollyFrontier Corp.	2,423	103,438
Nabors Industries Ltd.	3,604	52,006
Oceaneering Int’l., Inc.	1,221	56,886
Oil States International, Inc.*	638	23,753
Patterson-UTI Energy, Inc.	1,828	34,394
QEP Resources, Inc.	2,129	39,408
Rosetta Resources, Inc.*	935	21,636
Rowan Companies PLC Cl A	1,543	32,573
SM Energy Co.	833	38,418
Superior Energy Services, Inc.	1,859	39,113
Tidewater, Inc.	582	13,229
Unit Corp.*	579	15,702
Western Refining, Inc.	873	38,080
World Fuel Services Corp.	892	42,771
WPX Energy, Inc.*	2,532	31,093

		906,054

FINANCIALS (23.8%)
Alexander & Baldwin, Inc.	561	22,103
Alexandria Real Estate Equities, Inc.	891	77,927
Alleghany Corp.*	198	92,814
American Campus Communities, Inc.	1,389	52,351
American Financial Group, Inc.	913	59,382
Aspen Insurance Hldgs. Ltd.	761	36,452
Associated Banc-Corp.	1,886	38,229
BancorpSouth, Inc.	1,062	27,357
Bank of Hawaii Corp.	540	36,007
Bank of the Ozarks, Inc.	868	39,711
Berkley (W.R.) Corp.	1,235	64,134
BioMed Realty Trust, Inc.	2,516	48,659
Brown & Brown, Inc.	1,427	46,891
Camden Property Trust	1,074	79,777
Cathay General Bancorp	919	29,822
CBOE Holdings, Inc.	1,032	59,051
City National Corp.	598	54,053

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

CNO Financial Group, Inc.	2,434	44,664
Commerce Bancshares, Inc.	1,033	48,313
Communications Sales & Leasing*	1,481	36,610
Corporate Office Pptys. Trust	1,169	27,518
Corrections Corp. of America	1,447	47,867
Cullen/Frost Bankers, Inc.	680	53,434
Douglas Emmett, Inc.	1,694	45,636
Duke Realty Corp.	4,265	79,201
East West Bancorp, Inc.	1,789	80,183
Eaton Vance Corp.	1,457	57,012
Equity One, Inc.	992	23,153
Everest Re Group Ltd.	550	100,106
Extra Space Storage, Inc.	1,374	89,612
Federal Realty Investment Trust	849	108,748
Federated Investors, Inc. Cl B	1,181	39,552
First American Financial Corp.	1,340	49,861
First Horizon National Corp.	2,887	45,239
First Niagara Financial Group, Inc.	4,356	41,121
FirstMerit Corp.	2,050	42,702
Fulton Financial Corp.	2,184	28,523
Gallagher (Arthur J.) & Co.	2,076	98,195
Hancock Hldg. Co.	962	30,697
Hanover Insurance Group, Inc.	547	40,494
HCC Insurance Hldgs., Inc.	1,184	90,979
Highwoods Properties, Inc.	1,162	46,422
Home Properties, Inc.	716	52,304
Hospitality Properties Trust	1,853	53,403
International Bancshares Corp.	714	19,185
iShares Core S&P Mid-Cap ETF	599	89,838
Janus Capital Group, Inc.	1,830	31,330
Jones Lang LaSalle, Inc.	555	94,905
Kemper Corp.	608	23,438
Kilroy Realty Corp.	1,088	73,059
Lamar Advertising Co. Cl A	1,000	57,480
LaSalle Hotel Propertie	1,396	49,502
Liberty Property Trust	1,847	59,510
Mack-Cali Realty Corp.	1,036	19,093
Mercury General Corp.	449	24,987
Mid-America Apt. Communities, Inc.	931	67,786
MSCI, Inc. Cl A	1,389	85,493
National Retail Pptys., Inc.	1,656	57,977
New York Community Bancorp, Inc.	5,493	100,961
Old Republic Int’l. Corp.	2,982	46,609
Omega Healthcare Investors, Inc.	1,987	68,214
PacWest Bancorp	1,211	56,626
Potlatch Corp.	502	17,731
Primerica, Inc.	639	29,196
Prosperity Bancshares, Inc.	745	43,016
Raymond James Financial, Inc.	1,583	94,315
Rayonier, Inc.	1,569	40,088
Regency Centers Corp.	1,167	68,830
Reinsurance Grp. of America, Inc.	819	77,699
RenaissanceRe Hldgs. Ltd.	569	57,759
SEI Investments Co.	1,601	78,497
Senior Housing Pptys. Trust	2,905	50,983
Signature Bank*	628	91,933
SLM Corp.*	5,262	51,936
StanCorp Financial Group, Inc.	522	39,468
Stifel Financial Corp.*	839	48,444
SVB Financial Group*	634	91,283
Synovus Financial Corp.	1,647	50,761
Tanger Factory Outlet Centers, Inc.	1,185	37,565
Taubman Centers, Inc.	764	53,098

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

TCF Financial Corp.	2,088	34,682
Trustmark Corp.	835	20,858
UDR, Inc.	3,202	102,560
Umpqua Hldgs. Corp.	2,727	49,059
Urban Edge Pptys.	1,142	23,742
Valley National Bancorp	2,731	28,157
Waddell & Reed Financial, Inc. Cl A	1,041	49,250
Washington Federal, Inc.	1,173	27,390
Webster Financial Corp.	1,123	44,415
Weingarten Realty Investors	1,409	46,060
WisdomTree Investments, Inc.	1,390	30,531
WP Glimcher, Inc.	2,289	30,970

		4,902,538

HEALTH CARE (9.0%)
Akorn, Inc.*	976	42,612
Align Technology, Inc.*	898	56,314
Allscripts Healthcare Solutions, Inc.*	2,102	28,755
Bio-Rad Laboratories, Inc. Cl A*	256	38,556
Bio-Techne Corp.	459	45,198
Centene Corp.*	1,471	118,268
Charles River Laboratories Int’l., Inc.*	585	41,149
Community Health Systems, Inc.*	1,460	91,936
Cooper Companies, Inc.	600	106,782
Halyard Health, Inc.*	575	23,288
Health Net, Inc.*	954	61,170
Hill-Rom Hldgs., Inc.	700	38,031
HMS Hldgs. Corp.*	1,095	18,801
Hologic, Inc.*	3,021	114,979
IDEXX Laboratories, Inc.*	1,156	74,146
LifePoint Health, Inc.*	547	47,562
MEDNAX, Inc.*	1,156	85,671
Mettler-Toledo Int’l., Inc.*	346	118,145
Molina Healthcare, Inc.*	532	37,400
Omnicare, Inc.	1,197	112,817
Owens & Minor, Inc.	780	26,520
ResMed, Inc.	1,743	98,253
Sirona Dental Systems, Inc.*	686	68,888
STERIS Corp.	738	47,557
Teleflex, Inc.	513	69,486
Thoratec Corp.*	670	29,862
United Therapeutics Corp.*	572	99,499
VCA Inc.*	1,016	55,276
WellCare Health Plans, Inc.*	545	46,232

		1,843,153

INDUSTRIALS (14.5%)
Acuity Brands, Inc.	537	96,649
AECOM*	1,858	61,463
AGCO Corp.	990	56,212
Alaska Air Group, Inc.	1,602	103,217
B/E Aerospace, Inc.	1,313	72,084
Carlisle Cos., Inc.	807	80,797
CEB, Inc.	414	36,043
CLARCOR, Inc.	620	38,589
Clean Harbors, Inc.*	660	35,468
Con-way, Inc.	712	27,319
Copart, Inc.*	1,408	49,956
Crane Co.	603	35,414
Deluxe Corp.	618	38,316
Donaldson Co., Inc.	1,564	55,991
Donnelley (R.R.) & Sons Co.	2,578	44,935
Esterline Technologies Corp.*	381	36,325
Fortune Brands Home & Security, Inc.	1,970	90,265
FTI Consulting, Inc.*	515	21,239

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

GATX Corp.	542	28,807
Genesee & Wyoming, Inc. Cl A*	634	48,298
Graco, Inc.	726	51,568
Granite Construction, Inc.	449	15,944
HNI Corp.	549	28,081
Hubbell, Inc. Cl B	658	71,248
Huntington Ingalls Industries, Inc.	602	67,779
IDEX Corp.	964	75,751
ITT Corp.	1,103	46,150
JetBlue Airways Corp*	3,253	67,532
KBR, Inc.	1,783	34,733
Kennametal, Inc.	981	33,472
Kirby Corp.*	689	52,819
KLX, Inc.*	652	28,773
Landstar System, Inc.	549	36,712
Lennox International, Inc.	511	55,030
Lincoln Electric Hldgs., Inc.	935	56,932
Manpowergroup, Inc.	968	86,520
Miller (Herman), Inc.	738	21,350
MSA Safety, Inc.	389	18,870
MSC Industrial Direct Co., Inc. Cl A	626	43,676
Nordson Corp.	700	54,523
NOW, Inc.*	1,325	26,381
Old Dominion Freight Line, Inc.*	837	57,422
Orbital ATK, Inc.	735	53,920
Oshkosh Corp.	967	40,981
Regal Beloit Corp.	554	40,215
Rollins, Inc.	1,190	33,951
Smith (A.O.) Corp.	926	66,653
SPX Corp.	508	36,774
Teledyne Technologies, Inc.*	436	46,002
Terex Corp.	1,300	30,225
Timken Co.	898	32,840
Towers Watson & Co. Cl A	857	107,811
Trinity Industries, Inc.	1,916	50,640
Triumph Group, Inc.	609	40,188
Valmont Industries, Inc.	292	34,710
Wabtec Corp.	1,194	112,523
Waste Connections, Inc.	1,531	72,141
Watsco, Inc.	340	42,072
Werner Enterprises, Inc.	550	14,438
Woodward, Inc.	719	39,538

		2,984,275

INFORMATION TECHNOLOGY (15.9%)
3D Systems Corp.*	1,299	25,356
ACI Worldwide, Inc.*	1,443	35,455
Acxiom Corp.*	967	17,000
Advanced Micro Devices, Inc.*	7,791	18,698
Advent Software, Inc.*	560	24,758
ANSYS, Inc.*	1,109	101,185
ARRIS Group, Inc.*	1,641	50,215
Arrow Electronics, Inc.*	1,183	66,011
Atmel Corp.	5,160	50,852
Avnet, Inc.	1,679	69,024
Belden, Inc.	527	42,808
Broadridge Financial Solutions, Inc.	1,482	74,115
Cadence Design Systems, Inc.*	3,619	71,150
CDK Global, Inc.	1,981	106,934
Ciena Corp.*	1,454	34,431
Cognex Corp	1,078	51,852
CommVault Systems, Inc.*	526	22,308
Convergys Corp.	1,221	31,123
CoreLogic, Inc.*	1,116	44,294

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Cree, Inc.*	1,348	35,088
Cypress Semiconductor Corp.	4,103	48,251
Diebold, Inc.	802	28,070
DST Systems, Inc.	349	43,967
FactSet Research Systems, Inc.	481	78,167
Fair Isaac Corp.	384	34,860
Fairchild Semiconductor Int’l., Inc.*	1,439	25,010
FEI Company	514	42,626
Fortinet, Inc.*	1,761	72,782
Gartner, Inc.*	1,026	88,010
Global Payments, Inc.	821	84,932
Henry (Jack) & Associates, Inc.	1,011	65,412
Informatica Corp.*	1,295	62,769
Ingram Micro, Inc. Cl A*	1,932	48,358
Integrated Device Technology, Inc.*	1,834	39,798
InterDigital, Inc.	445	25,316
Intersil Corp. Cl A	1,630	20,391
IPG Photonics Corp.*	443	37,733
Jabil Circuit, Inc.	2,395	50,990
JDS Uniphase Corp.*	2,894	33,513
Keysight Technologies, Inc.*	2,093	65,281
Knowles Corp.*	1,053	19,059
Leidos Hldgs., Inc.	772	31,166
Lexmark International, Inc. Cl A	758	33,504
Manhattan Associates, Inc.*	912	54,401
MAXIMUS, Inc.	814	53,504
Mentor Graphics Corp.	1,221	32,271
National Instruments Corp.	1,251	36,854
NCR Corp.*	2,096	63,090
NeuStar, Inc. Cl A*	685	20,009
Plantronics, Inc.	485	27,310
Polycom, Inc.*	1,670	19,105
PTC, Inc.*	1,421	58,289
Rackspace Hosting, Inc.*	1,465	54,483
Rovi Corp.*	1,092	17,417
Science Applications Int’l. Corp.	490	25,897
Silicon Laboratories, Inc.*	491	26,519
SolarWinds, Inc.*	821	37,873
Solera Hldgs., Inc.	829	36,940
SunEdison, Inc.*	3,604	107,796
Synopsys, Inc.*	1,917	97,096
Tech Data Corp.*	455	26,190
Teradyne, Inc.	2,652	51,157
Trimble Navigation Ltd.*	3,208	75,260
Tyler Technologies, Inc.*	416	53,822
Ultimate Software Group, Inc.*	353	58,012
VeriFone Systems, Inc.*	1,412	47,952
Vishay Intertechnology, Inc.	1,678	19,599
WEX, Inc.*	477	54,364
Zebra Technologies Corp. Cl A*	639	70,961

		3,278,793

MATERIALS (6.7%)
Albemarle Corp.	1,386	76,604
AptarGroup, Inc.	774	49,358
Ashland, Inc.	769	93,741
Bemis Co., Inc.	1,204	54,192
Cabot Corp.	785	29,273
Carpenter Technology Corp.	624	24,136
Commercial Metals Co.	1,431	23,010
Compass Minerals Int’l., Inc.	416	34,170
Cytec Industries, Inc.	883	53,448
Domtar Corp.	791	32,747
Eagle Materials, Inc.	621	47,401

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Greif, Inc. Cl A	420	15,057
Louisiana-Pacific Corp.*	1,760	29,973
Minerals Technologies, Inc.	430	29,296
NewMarket Corp.	131	58,150
Olin Corp.	958	25,818
Packaging Corp. of America	1,224	76,488
PolyOne Corp.	1,103	43,205
Reliance Steel & Aluminum Co.	919	55,581
Royal Gold, Inc.	806	49,642
RPM International, Inc.	1,647	80,654
Scotts Miracle-Gro Co. Cl A	552	32,684
Sensient Technologies Corp.	578	39,501
Silgan Hldgs., Inc.	517	27,277
Sonoco Products Co.	1,247	53,446
Steel Dynamics, Inc.	2,989	61,917
The Chemours Co.*	2,559	40,944
TimkenSteel Corp.	465	12,550
United States Steel Corp.	1,801	37,137
Valspar Corp.	925	75,684
Worthington Industries, Inc.	597	17,946

		1,381,030

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	1,216	35,750

UTILITIES (4.3%)
Alliant Energy Corp.	1,397	80,635
Aqua America, Inc.	2,188	53,584
Atmos Energy Corp.	1,248	63,997
Black Hills Corp.	554	24,182
Cleco Corp.	748	40,280
Great Plains Energy, Inc.	1,911	46,170
Hawaiian Electric Industries, Inc.	1,327	39,452
Idacorp, Inc.	623	34,975
MDU Resources Group	2,407	47,009
National Fuel Gas Co.	1,044	61,481
OGE Energy Corp.	2,468	70,511
ONE Gas, Inc.	651	27,707
PNM Resources, Inc.	984	24,206
Questar Corp.	2,172	45,417
Talen Energy Corp.*	1,031	17,692
UGI Corp.	2,132	73,447
Vectren Corp.	1,021	39,288
Westar Energy, Inc.	1,634	55,915
WGL Hldgs., Inc.	615	33,388

		879,336

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $15,854,774) 96.7%		19,905,472

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.7%)
U.S. Treasury Bill (1)	A-1+	0.08	09/03/15	350,000	349,953

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $349,953) 1.7%					349,953

TOTAL INVESTMENTS (Cost: $16,204,727) 98.4%					20,255,425

OTHER NET ASSETS 1.6%					325,035

NET ASSETS 100.0%					$20,580,460

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.4%)
Bassett Furniture Industries, Inc.	6,966	197,904
Carmike Cinemas, Inc.*	1,589	42,172
CST Brands, Inc.	1,721	67,222
Diamond Resorts Int’l., Inc.*	8,406	265,206
Eros International PLC*	848	21,302
FTD Companies, Inc.*	1,232	34,730
Houghton Mifflin Harcourt Co.*	6,791	171,133
Intrawest Resorts Hldgs., Inc.*	3,707	43,075
Ruby Tuesday, Inc.*	8,663	54,317
Select Comfort Corp.*	2,884	86,722
Stage Stores, Inc.	1,490	26,120
The Men’s Wearhouse, Inc.	1,645	105,395
Vista Outdoor, Inc.*	691	31,026

		1,146,324

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	10,026	93,743
Farmer Brothers Co.*	3,281	77,104
Vector Group Ltd.	2,911	68,292

		239,139

ENERGY (3.5%)
C&J Energy Services Ltd.*	2,110	27,852
Carrizo Oil and Gas, Inc.*	769	37,866
Denbury Resources, Inc.	3,221	20,486
Gulf Coast Ultra Deep Royalty Trust*	18,387	12,871
Helix Energy Solutions Group*	1,149	14,512
Matrix Service Co.*	973	17,786
PBF Energy, Inc.	4,984	141,645
PDC Energy, Inc.*	920	49,349

		322,367

FINANCIALS (35.9%)
Agree Realty Corp.	639	18,640
Alexander’s, Inc.	85	34,850
Ashford Hospitality Trust, Inc.	2,983	25,236
Aspen Insurance Hldgs. Ltd.	1,678	80,376
BancFirst Corp.	1,219	79,784
Bank of Marin Bancorp	991	50,412
Banner Corp.	1,987	95,237
Brookline Bancorp, Inc.	7,523	84,935
Bryn Mawr Bank Corp.	2,202	66,412
Charter Financial Corp.	3,633	45,086
Chatham Lodging Trust	3,063	81,078
Chesapeake Lodging Trust	2,917	88,910
Columbia Banking System, Inc.	800	26,032
Customers Bancorp, Inc.*	2,754	74,055
Dime Community Bancshares	3,524	59,697
Eagle Bancorp, Inc.*	1,259	55,346
Easterly Government Pptys.	3,170	50,466
EastGroup Properties, Inc.	501	28,171
Ellington Financial LLC	6,533	120,926
Enterprise Financial Svcs. Corp.	2,301	52,394
Equity Lifestyle Properties, Inc.	1,283	67,460
FBR & Co.*	1,007	23,302
FelCor Lodging Trust, Inc.	11,891	117,483
First Connecticut Bancorp, Inc.	1,226	19,457
First Interstate BancSytem, Inc.	2,410	66,853
Flushing Financial Corp.	2,126	44,667
Forest City Enterprises, Inc. Cl A*	5,365	118,567
Glacier Bancorp, Inc.	2,838	83,494
Hanmi Financial Corp.	1,590	39,496

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Highwoods Properties, Inc.	2,318	92,604
Investors Bancorp, Inc.	7,273	89,458
iShares Russell 2000 Value ETF	450	45,882
Janus Capital Group, Inc.	3,189	54,596
Marlin Business Svcs. Corp.	2,852	48,142
MB Financial, Inc.	1,523	52,452
Meadowbrook Insurance Group, Inc.*	10,162	87,393
Northfield Bancorp, Inc.	5,509	82,910
Parkway Properties, Inc.	2,740	47,786
Pennsylvania REIT	3,320	70,849
PrivateBancorp, Inc.	2,423	96,484
Prosperity Bancshares, Inc.	1,081	62,417
Selective Insurance Group, Inc.	1,889	52,986
Sovran Self Storage, Inc.	445	38,675
Stock Yards Bancorp, Inc.	2,836	107,172
SVB Financial Group*	1,257	180,983
Symetra Financial Corp.	5,853	141,467
Terreno Realty Corp.	2,218	43,695
The GEO Group, Inc.	1,632	55,749
UMB Financial Corp.	759	43,278
Urstadt Biddle Pptys., Inc. Cl A	1,792	33,475

		3,327,275

HEALTH CARE (5.5%)
Albany Molecular Research, Inc*	1,907	38,560
Computer Programs & Systems, Inc.	1,215	64,905
Emergent Biosolutions, Inc.*	720	23,724
Ensign Group, Inc.	577	29,462
Harvard Bioscience, Inc.*	9,196	52,417
Kindred Healthcare, Inc.	1,568	31,815
Pacific Biosciences of CA, Inc.*	4,529	26,087
QLT, Inc.*	13,065	53,958
Rigel Pharmaceuticals, Inc.*	4,540	14,573
Supernus Pharmaceuticals, Inc.*	5,817	98,773
Universal American Corp.*	3,506	35,481
Wright Medical Group, Inc.*	1,672	43,907

		513,662

INDUSTRIALS (14.5%)
Alaska Air Group, Inc.	1,903	122,610
AZZ, Inc.	2,328	120,590
Blount International, Inc.*	7,269	79,377
Deluxe Corp.	1,383	85,746
Encore Wire Corp.	2,313	102,443
EnPro Industries, Inc.	1,401	80,165
Miller Industries, Inc.	5,542	110,563
Mueller Industries, Inc.	6,991	242,728
Old Dominion Freight Line, Inc.*	1,664	114,159
Orbital ATK, Inc.	1,935	141,952
Steelcase, Inc.	3,611	68,284
Uti Worldwide, Inc.*	7,564	75,564

		1,344,181

INFORMATION TECHNOLOGY (9.7%)
Aerohive Networks, Inc.*	4,118	28,744
Anixter International, Inc.*	621	40,458
Ashford Hospitality Prime, Inc.	1,724	25,894
CalAmp Corp.*	2,962	54,086
Cirrus Logic, Inc.*	698	23,753
Comverse, Inc.*	2,250	45,180
iGATE Corp.*	788	37,580
Imation Corp.*	6,675	27,101
LogMeIn, Inc.*	772	49,786
MaxLinear, Inc. Cl A*	760	9,196
MKS Instruments, Inc.	1,487	56,417
Nanometrics, Inc.*	1,794	28,919
Nova Measuring Instruments Ltd.*	2,874	35,925

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Plexus Corp.*	838	36,771
Proofpoint, Inc.*	1,468	93,468
QLogic Corp.*	3,322	47,139
Richardson Electronics Ltd.	12,249	98,972
Rogers Corp.*	825	54,566
Semtech Corp.*	989	19,632
SYNNEX Corp.	1,157	84,681

		898,268

MATERIALS (5.2%)
Boise Cascade Co.*	1,645	60,339
Horsehead Hldg. Corp.*	3,335	39,086
Kaiser Aluminum Corp.	2,218	184,271
Kraton Performance Polymers, Inc.*	2,876	68,679
Schnitzer Steel Industries, Inc. Cl A	1,438	25,122
Silgan Hldgs., Inc.	1,651	87,107
TimkenSteel Corp.	509	13,738

		478,342

TELECOMMUNICATION SERVICES (1.0%)
Consolidated Comms. Hldgs., Inc.	1,815	38,133
IDT Corp. Cl B	1,168	21,117
ORBCOMM, Inc.*	4,971	33,554

		92,804

UTILITIES (4.4%)
Avista Corp.	2,324	71,231
Black Hills Corp.	898	39,198
Idacorp, Inc.	1,450	81,403
Northwest Natural Gas Co.	999	42,138
NorthWestern Corp.	1,063	51,821
PNM Resources, Inc.	2,657	65,362
Portland General Electric Co.	1,682	55,775

		406,928

TOTAL COMMON STOCKS (Cost: $7,320,579) 94.7%		8,769,290

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.2%)
U.S. Treasury Bill	A-1+	0.09	07/23/15	300,000	299,983

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,983) 3.2%					299,983

TOTAL INVESTMENTS (Cost: $7,620,562) 97.9%					9,069,273

OTHER NET ASSETS 2.1%					197,923

NET ASSETS 100.0%					$9,267,196

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.7%)
American Axle & Mfg. Hldgs., Inc.*	1,433	29,958
Carmike Cinemas, Inc.*	2,726	72,340
CST Brands, Inc.	3,069	119,876
Diamond Resorts Int’l., Inc.*	2,699	85,171
Drew Industries, Inc.	755	43,788
Eros International PLC*	2,212	55,580
Five Below, Inc.*	1,582	62,534
Haverty Furniture Cos., Inc.	2,485	53,731
Houghton Mifflin Harcourt Co.*	2,248	56,660
HSN, Inc.	580	40,717
Intrawest Resorts Hldgs., Inc.*	3,227	37,502
Panera Bread Co. Cl A*	217	37,925
Performance Sports Group Ltd.*	2,090	37,620
Popeyes Louisiana Kitchen, Inc.*	894	53,606
Red Robin Gourmet Burgers, Inc.*	925	79,414
Select Comfort Corp.*	2,339	70,324
Sotheby’s	603	27,271
Steve Madden Ltd.*	1,540	65,869
The Men’s Wearhouse, Inc.	787	50,429
Vista Outdoor, Inc.*	595	26,716

		1,107,031

CONSUMER STAPLES (2.2%)
Boston Beer Co., Inc. Cl A*	107	24,823
United Natural Foods, Inc.*	445	28,338
Village Super Market, Inc. Cl A	1,235	39,124
WD-40 Co.	735	64,068

		156,353

ENERGY (2.5%)
Bonanza Creek Energy, Inc.*	1,495	27,284
Carrizo Oil and Gas, Inc.*	870	42,839
Matador Resources Co.*	1,440	36,000
Synergy Resources Corp.*	3,152	36,026
Targa Resources Corp.*	400	35,688

		177,837

FINANCIALS (7.9%)
Chesapeake Lodging Trust	1,214	37,003
Heritage Financial Corp.	3,200	57,189
Investors Bancorp, Inc.	5,475	67,346
iShares Micro-Cap ETF	470	38,295
iShares Russell 2000 Growth ETF	400	61,837
Primerica, Inc.	859	39,257
QTS Realty Trust, Inc.	1,360	49,572
Sabra Health Care REIT, Inc.	2,016	51,887
Safety Insurance Group, Inc.	730	42,128
Silvercrest Asset Mgmt. Group, Inc. Cl A	2,344	32,950
Starwood Property Trust, Inc.	1,398	30,157
Stifel Financial Corp.*	884	51,020

		558,641

HEALTH CARE (25.6%)
Abiomed, Inc.*	995	65,387
Acadia Healthcare Co., Inc.*	395	30,940
ACADIA Pharmaceuticals, Inc.*	1,127	47,199
Acceleron Pharma, Inc.*	625	19,775
Acorda Therapeutics, Inc.*	942	31,380
Adeptus Health, Inc. Cl A*	405	38,471
Agios Pharmaceuticals, Inc.*	240	26,674
Albany Molecular Research, Inc*	1,650	33,364
Alexion Pharmaceuticals, Inc.*	132	23,806
Alnylam Pharmaceuticals, Inc.*	304	36,440
Anacor Pharmaceuticals, Inc.*	280	21,680

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Ani Pharmaceuticals, Inc.*	310	19,260
Anika Therapeutics, Inc.*	1,005	33,205
BioSpecifics Technologies Corp.*	793	40,934
bluebird bio, Inc.*	125	21,046
Cambrex Corp.*	839	36,866
Cardiovascular Systems, Inc.*	605	16,002
Catalent, Inc.*	492	14,430
Cempra, Inc.*	380	13,057
Cepheid, Inc.*	790	48,321
DexCom, Inc.*	1,236	98,860
Emergent Biosolutions, Inc.*	2,181	71,869
Ensign Group, Inc.	905	46,199
Entellus Medical, Inc.*	365	9,443
Esperion Therapeutics, Inc.*	290	23,710
Exact Sciences Corp.*	2,173	64,636
GW Pharmaceuticals PLC ADR*	284	34,850
Insulet Corp.*	1,096	33,944
Intersect ENT, Inc.*	730	20,900
Isis Pharmaceuticals, Inc.*	280	16,120
Karyopharm Therapeutics, Inc.*	540	14,688
Kite Pharma, Inc.*	180	10,975
Lannett Co., Inc.*	803	47,730
Medicines Co.*	1,014	29,008
Medidata Solutions, Inc.*	819	44,494
Neogen Corp.*	643	30,504
Neurocrine Biosciences, Inc.*	710	33,910
NuVasive, Inc.*	310	14,688
Omeros Corp.*	2,027	36,468
Omnicell, Inc.*	1,415	53,350
Pacific Biosciences of CA, Inc.*	2,579	14,853
Pacira Pharmaceuticals, Inc.*	336	23,748
PAREXEL International Corp.*	869	55,910
PTC Therapeutics, Inc.*	255	12,273
Receptos, Inc.*	325	61,771
Sarepta Therapeutics, Inc.*	835	25,406
Sorrento Therapeutics, Inc.*	1,870	32,949
STAAR Surgical Co.*	3,056	29,521
Supernus Pharmaceuticals, Inc.*	4,465	75,824
Team Health Hldgs., Inc.*	654	42,732
Ultragenyx Pharmaceutical, Inc.*	150	15,359
WellCare Health Plans, Inc.*	681	57,774

		1,802,703

INDUSTRIALS (12.0%)
Allegiant Travel Co.	369	65,696
Astronics Corp.*	1,643	116,484
AZZ, Inc.	1,292	66,941
CEB, Inc.	838	72,926
Covenant Transport, Inc. Cl A*	1,990	49,869
EnPro Industries, Inc.	944	54,026
Forward Air Corp.	720	37,627
Generac Hldgs., Inc.*	925	36,769
Healthcare Svcs. Group, Inc.	1,727	57,089
Miller (Herman), Inc.	990	28,641
Sun Hydraulics Corp.	1,632	62,181
Teledyne Technologies, Inc.*	571	60,220
The Advisory Board Co.*	967	52,871
Trex Co., Inc.*	1,655	81,817

		843,157

INFORMATION TECHNOLOGY (23.0%)
Ambarella, Inc.*	339	34,812
ANADIGICS, Inc.*	13,509	9,862
Blackhawk Network Hldgs., Inc.*	801	32,981
CalAmp Corp.*	3,181	58,092

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Cavium, Inc.*	1,019	70,109
Cirrus Logic, Inc.*	665	22,630
comScore, Inc.*	1,715	91,319
Comverse, Inc.*	855	17,168
Constant Contact, Inc.*	675	19,413
Cornerstone OnDemand, Inc.*	545	18,966
Envestnet, Inc.*	518	20,943
Euronet Worldwide, Inc.*	635	39,180
FARO Technologies, Inc.*	1,415	66,086
FEI Company	496	41,117
Globant SA*	929	28,269
Guidewire Software, Inc.*	466	24,639
Imperva, Inc.*	1,665	112,698
j2 Global, Inc.	576	39,133
LogMeIn, Inc.*	1,015	65,449
Manhattan Associates, Inc.*	1,170	69,813
MAXIMUS, Inc.	702	46,149
MaxLinear, Inc. Cl A*	4,889	59,167
Monolithic Power Systems, Inc.	1,407	71,354
NeuStar, Inc. Cl A*	1,785	52,145
New Relic, Inc.*	265	9,325
Nimble Storage, Inc.*	1,377	38,639
Proofpoint, Inc.*	1,507	95,981
Qlik Technologies, Inc.*	2,080	72,715
Rogers Corp.*	927	61,323
Ruckus Wireless, Inc.*	5,596	57,868
Synaptics, Inc.*	608	52,740
Synchronoss Technologies, Inc.*	755	34,526
Tyler Technologies, Inc.*	300	38,814
Verint Systems, Inc.*	838	50,898

		1,624,323

MATERIALS (3.6%)
A. Schulman, Inc.	1,383	60,448
Ferro Corp.*	2,640	44,299
Mueller Water Products, Inc. Cl A	6,022	54,806
PolyOne Corp.	1,224	47,940
U.S. Concrete, Inc.*	1,179	44,676

		252,169

TELECOMMUNICATION SERVICES (1.5%)
Consolidated Comms. Hldgs., Inc.	491	10,322
inContact, Inc.*	2,635	26,007
ORBCOMM, Inc.*	4,601	31,057
Shenandoah Telecommunications Co.	1,183	40,491

		107,877

UTILITIES (0.6%)
NorthWestern Corp.	807	39,356

TOTAL COMMON STOCKS (Cost: $5,262,528) 94.6%		6,669,447

TOTAL INVESTMENTS (Cost: $5,262,528) 94.6%		6,669,447

OTHER NET ASSETS 5.4%		380,625

NET ASSETS 100.0%		$7,050,072

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.9%)
U.S. Treasury Note	AA+	2.13	05/15/25	100,000	98,188
U.S. Treasury Strip	AA+	0.00	08/15/28	835,000	580,257
U.S. Treasury Strip	AA+	0.00	08/15/29	1,045,000	698,550

					1,376,995

U.S. GOVERNMENT AGENCIES (33.6%)
MORTGAGE-BACKED OBLIGATIONS (27.8%)
FHARM	AA+	2.29	04/01/37	7,378	7,791
FHARM	AA+	2.36	02/01/36	7,545	8,022
FHARM	AA+	2.37	05/01/37	5,430	5,687
FHARM	AA+	2.38	04/01/37	5,425	5,806
FHARM	AA+	4.53	09/01/39	13,731	14,527
FHARM	AA+	5.79	03/01/37	2,855	3,058
FHLMC	AA+	2.50	09/01/27	75,160	76,781
FHLMC	AA+	3.00	06/01/27	43,475	45,115
FHLMC	AA+	3.00	08/01/27	64,661	67,059
FHLMC	AA+	3.00	11/01/42	59,819	59,562
FHLMC	AA+	3.00	04/01/43	76,044	75,835
FHLMC	AA+	3.50	05/01/42	110,325	113,767
FHLMC	AA+	3.50	01/01/43	89,847	92,654
FHLMC	AA+	3.50	04/01/43	134,539	138,763
FHLMC	AA+	4.00	02/01/25	11,675	12,350
FHLMC	AA+	4.00	03/01/41	51,847	54,838
FHLMC	AA+	4.00	07/01/41	54,346	57,915
FHLMC	AA+	4.00	11/01/42	54,285	57,537
FHLMC	AA+	4.00	01/01/44	137,270	146,020
FHLMC	AA+	4.00	06/01/45	84,896	90,229
FHLMC	AA+	4.50	03/01/34	24,292	26,357
FHLMC	AA+	4.50	08/01/34	11,286	12,250
FHLMC	AA+	4.50	02/01/44	64,664	70,154
FHLMC	AA+	5.00	02/01/26	5,150	5,666
FHLMC	AA+	5.50	03/01/21	6,774	7,335
FHLMC	AA+	5.50	07/01/32	9,246	10,397
FHLMC	AA+	5.50	05/01/33	9,223	10,323
FHLMC	AA+	5.50	06/01/37	28,658	32,293
FHLMC	AA+	6.00	07/15/29	6,893	7,875
FHLMC	AA+	6.00	03/15/32	7,296	8,113
FHLMC Strip	AA+	3.00	01/15/43	89,727	91,359
FNMA	AA+	2.42	05/01/43	90,325	91,640
FNMA	AA+	3.00	09/01/29	78,163	81,228
FNMA	AA+	3.00	09/01/33	107,631	109,806
FNMA	AA+	3.00	12/01/42	84,652	83,533
FNMA	AA+	3.00	02/01/43	49,561	49,435
FNMA	AA+	3.00	03/01/43	40,692	40,633
FNMA	AA+	3.00	09/01/43	136,454	136,489
FNMA	AA+	3.50	03/25/28	65,081	67,670
FNMA	AA+	3.50	03/01/32	74,011	77,379
FNMA	AA+	3.50	09/01/32	102,361	107,088
FNMA	AA+	3.50	08/01/38	64,835	67,318
FNMA	AA+	3.50	10/01/41	61,057	63,144
FNMA	AA+	3.50	12/01/41	71,619	74,067
FNMA	AA+	3.50	04/01/42	82,819	85,800
FNMA	AA+	3.50	08/01/42	97,929	101,238
FNMA	AA+	3.50	10/01/42	70,739	73,131
FNMA	AA+	3.50	01/01/44	28,320	28,811
FNMA	AA+	4.00	05/01/19	8,077	8,468
FNMA	AA+	4.00	07/25/26	91,915	101,637
FNMA	AA+	4.00	01/01/31	120,342	128,478
FNMA	AA+	4.00	11/01/40	55,473	59,079
FNMA	AA+	4.00	05/01/41	50,450	53,189
FNMA	AA+	4.50	05/01/18	2,438	2,539
FNMA	AA+	4.50	05/01/19	3,348	3,490
FNMA	AA+	4.50	05/01/30	21,154	22,885
FNMA	AA+	4.50	04/01/31	27,237	29,621
FNMA	AA+	4.50	08/01/33	9,347	10,138
FNMA	AA+	4.50	08/01/33	5,537	6,007
FNMA	AA+	4.50	09/01/33	24,729	26,837
FNMA	AA+	4.50	05/01/34	5,638	6,125
FNMA	AA+	4.50	06/01/34	9,570	10,401
FNMA	AA+	4.50	08/01/35	15,015	16,324

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

FNMA	AA+	4.50	12/01/35	13,763	14,951
FNMA	AA+	4.50	05/01/39	19,576	21,401
FNMA	AA+	4.50	05/01/39	33,640	36,826
FNMA	AA+	4.50	05/01/40	27,563	29,853
FNMA	AA+	5.00	04/01/18	4,686	4,906
FNMA	AA+	5.00	09/01/18	3,989	4,176
FNMA	AA+	5.00	10/01/20	7,121	7,548
FNMA	AA+	5.00	06/01/33	17,947	19,893
FNMA	AA+	5.00	09/01/33	14,922	16,540
FNMA	AA+	5.00	10/01/33	18,017	20,026
FNMA	AA+	5.00	11/01/33	25,900	28,705
FNMA	AA+	5.00	03/01/34	4,695	5,204
FNMA	AA+	5.00	04/01/34	3,383	3,744
FNMA	AA+	5.00	04/01/34	7,442	8,270
FNMA	AA+	5.00	04/01/35	10,044	11,132
FNMA	AA+	5.00	06/01/35	6,062	6,687
FNMA	AA+	5.00	09/01/35	9,279	10,265
FNMA	AA+	5.00	11/25/35	25,934	28,437
FNMA	AA+	5.00	10/01/36	9,782	10,809
FNMA	AA+	5.00	05/01/39	26,667	29,546
FNMA	AA+	5.00	06/01/40	23,000	25,531
FNMA	AA+	5.50	04/01/17	152	156
FNMA	AA+	5.50	05/01/17	87	89
FNMA	AA+	5.50	06/01/17	431	432
FNMA	AA+	5.50	09/01/19	2,493	2,647
FNMA	AA+	5.50	08/01/25	7,876	8,924
FNMA	AA+	5.50	01/01/27	3,560	3,993
FNMA	AA+	5.50	09/01/33	6,962	7,941
FNMA	AA+	5.50	10/01/33	21,219	23,805
FNMA	AA+	5.50	03/01/34	1,759	1,979
FNMA	AA+	5.50	03/01/34	6,940	7,913
FNMA	AA+	5.50	07/01/34	5,646	6,353
FNMA	AA+	5.50	09/01/34	3,874	4,389
FNMA	AA+	5.50	09/01/34	24,136	27,117
FNMA	AA+	5.50	09/01/34	23,579	26,760
FNMA	AA+	5.50	10/01/34	4,838	5,488
FNMA	AA+	5.50	02/01/35	11,042	12,442
FNMA	AA+	5.50	02/01/35	7,078	8,027
FNMA	AA+	5.50	04/01/35	12,329	13,978
FNMA	AA+	5.50	08/01/35	14,408	16,342
FNMA	AA+	5.50	11/01/35	12,205	13,841
FNMA	AA+	5.50	06/01/37	12,502	14,113
FNMA	AA+	5.50	11/01/38	4,977	5,440
FNMA	AA+	5.50	06/01/48	5,837	6,364
FNMA	AA+	6.00	04/01/23	6,923	7,849
FNMA	AA+	6.00	01/01/25	16,337	18,523
FNMA	AA+	6.00	03/01/28	8,145	9,235
FNMA	AA+	6.00	04/01/32	1,377	1,564
FNMA	AA+	6.00	04/01/32	1,159	1,322
FNMA	AA+	6.00	05/01/32	1,480	1,690
FNMA	AA+	6.00	05/01/33	17,072	19,368
FNMA	AA+	6.00	09/01/34	10,460	11,961
FNMA	AA+	6.00	10/01/34	16,486	18,980
FNMA	AA+	6.00	11/01/34	2,513	2,851
FNMA	AA+	6.00	12/01/36	8,693	9,857
FNMA	AA+	6.00	01/01/37	8,642	9,913
FNMA	AA+	6.00	05/01/37	2,456	2,701
FNMA	AA+	6.00	07/01/37	4,178	4,744
FNMA	AA+	6.00	08/01/37	6,332	7,197
FNMA	AA+	6.00	12/01/37	1,701	1,928
FNMA	AA+	6.00	10/25/44	17,185	20,061
FNMA	AA+	6.00	02/25/47	16,078	18,115
FNMA	AA+	6.00	12/25/49	14,847	17,158
FNMA	AA+	6.50	09/01/16	54	55
FNMA	AA+	6.50	03/01/17	278	285
FNMA	AA+	6.50	05/01/17	79	80
FNMA	AA+	6.50	06/01/17	1,528	1,571
FNMA	AA+	6.50	05/01/32	828	951
FNMA	AA+	6.50	05/01/32	1,716	1,970
FNMA	AA+	6.50	07/01/32	879	1,009
FNMA	AA+	6.50	07/01/34	7,801	8,959
FNMA	AA+	6.50	09/01/34	6,269	7,264
FNMA	AA+	6.50	09/01/36	3,580	4,037

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

FNMA	AA+	6.50	05/01/37	9,582	11,057
FNMA	AA+	6.50	09/01/37	4,267	4,901
FNMA	AA+	6.50	05/01/38	3,937	4,521
FNMA	AA+	7.00	09/01/31	1,045	1,188
FNMA	AA+	7.00	04/01/32	2,527	3,061
FNMA	AA+	7.00	01/25/44	23,346	26,315
FNMA	AA+	7.50	06/01/31	467	554
FNMA	AA+	7.50	02/01/32	1,371	1,656
FNMA	AA+	7.50	06/01/32	432	538
FNMA	AA+	8.00	04/01/32	113	122
FNMA Strip	AA+	3.00	08/25/42	81,880	81,929
GNMA (2)	AA+	3.50	09/20/33	16,675	16,951
GNMA (2)	AA+	4.00	08/15/41	55,275	59,391
GNMA (2)	AA+	4.00	11/15/41	23,271	25,210
GNMA (2)	AA+	4.00	01/15/42	63,984	68,333
GNMA (2)	AA+	4.00	03/20/42	50,644	53,876
GNMA (2)	AA+	4.50	04/20/31	36,513	39,800
GNMA (2)	AA+	4.50	10/15/40	49,877	55,514
GNMA (2)	AA+	4.50	06/20/41	39,085	42,171
GNMA (2)	AA+	4.50	10/20/43	54,311	59,073
GNMA (2)	AA+	5.00	10/15/24	55,979	62,910
GNMA (2)	AA+	5.00	06/20/39	56,281	61,624
GNMA (2)	AA+	5.00	11/15/39	30,213	33,539
GNMA (2)	AA+	5.00	06/20/40	35,561	38,597
GNMA (2)	AA+	5.50	01/15/36	17,045	19,312
GNMA (2)	AA+	6.50	04/15/31	225	256
GNMA (2)	AA+	6.50	10/15/31	969	1,127
GNMA (2)	AA+	6.50	12/15/31	273	311
GNMA (2)	AA+	6.50	05/15/32	452	516
GNMA (2)	AA+	7.00	05/15/31	833	1,011
GNMA (2)	AA+	7.00	05/15/32	114	129
GNMA (2)	AA+	7.00	10/20/38	563	623
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	36,129	40,090

					4,829,453

NON-MORTGAGE-BACKED OBLIGATIONS (5.8%)
FHLMC	AA+	0.00	11/29/19	200,000	182,433
FNMA	AA+	0.00	10/09/19	900,000	821,996

					1,004,429

CORPORATE DEBT (57.4%)
CONSUMER DISCRETIONARY (9.3%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	83,985
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	83,625
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	53,116
Brinker International, Inc.	BBB-	3.88	05/15/23	10,000	9,750
Dollar General Corp.	BBB-	3.25	04/15/23	85,000	80,984
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	72,450
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	87,973
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	75,000	73,913
Home Depot, Inc.	A	5.40	03/01/16	50,000	51,579
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	72,165
Kohl’s Corp.	BBB	3.25	02/01/23	30,000	29,229
Kohl’s Corp.	BBB	4.00	11/01/21	50,000	52,623
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	75,891
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	87,157
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	75,000	81,910
NVR, Inc.	BBB+	3.95	09/15/22	85,000	86,178
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	76,501
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,058
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	80,201
Staples, Inc.	BBB-	4.38	01/12/23	85,000	85,337
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	105,489
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	83,280
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	85,000	86,275

					1,609,669

CONSUMER STAPLES (2.9%)
Avon Products, Inc.	B+	4.20	07/15/18	75,000	69,188
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	48,825
CVS Health Corp.	BBB+	6.13	08/15/16	50,000	52,858
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	75,000	75,930
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	69,637
Kroger Co.	BBB	2.95	11/01/21	30,000	29,808
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	95,000	95,851
Sysco Corp.	A	2.60	06/12/22	55,000	53,733

					495,830

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

ENERGY (4.5%)
Cameron International Corp.	BBB+	4.50	06/01/21	75,000	78,594
Energen Corp.	BB	4.63	09/01/21	85,000	81,723
EQT Corp.	BBB	4.88	11/15/21	85,000	89,568
FMC Technologies, Inc.	BBB	2.00	10/01/17	85,000	84,884
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	71,382
Murphy Oil Corp.	BBB	2.50	12/01/17	65,000	64,879
National Oilwell Varco, Inc.	A	6.13	08/15/15	50,000	50,034
Noble Corp.	BBB	7.50	03/15/19	50,000	54,760
Rowan Companies PLC	BBB-	4.88	06/01/22	85,000	84,424
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	50,000	52,125
Sunoco, Inc.	BBB-	5.75	01/15/17	20,000	21,070
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	50,000	51,070

					784,513

FINANCIALS (13.5%)
Aflac, Inc.	A	4.00	02/15/22	80,000	84,583
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	83,982
American Tower Corp.	BBB-	4.50	01/15/18	85,000	89,946
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	86,828
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	59,226
Block Financial LLC	BBB	5.50	11/01/22	30,000	32,343
Boston Properties LP	A-	3.85	02/01/23	65,000	66,558
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	92,844
CNA Financial Corp.	BBB	6.50	08/15/16	50,000	52,886
Erac USA Finance Co.†	BBB+	6.38	10/15/17	40,000	43,971
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,313
First Republic Bank	A-	2.38	06/17/19	85,000	84,914
First Tennessee Bank	BBB-	2.95	12/01/19	75,000	74,963
Genworth Financial, Inc.	BB-	7.20	02/15/21	50,000	52,375
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,573
Harley-Davidson Financial Svcs.†	A-	2.70	03/15/17	65,000	66,457
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	22,428
Health Care REIT, Inc.	BBB	3.63	03/15/16	20,000	20,299
Health Care REIT, Inc.	BBB	3.75	03/15/23	10,000	9,900
Health Care REIT, Inc.	BBB	6.13	04/15/20	50,000	57,124
Healthcare Realty Trust	BBB-	3.75	04/15/23	85,000	83,053
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	88,479
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	85,000	87,183
Lincoln National Corp.	A-	4.85	06/24/21	20,000	21,926
Markel Corp.	BBB	5.35	06/01/21	40,000	44,519
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	82,904
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	53,259
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	22,451
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	29,073
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	50,518
Pacific LifeCorp.†	BBB+	6.00	02/10/20	65,000	73,436
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	85,000	87,604
Protective Life Corp.	A-	7.38	10/15/19	65,000	76,970
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	21,782
Raymond James Financial, Inc.	BBB	4.25	04/15/16	75,000	76,874
Reckson Operating Partnership	BBB-	6.00	03/31/16	85,000	87,793
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	82,203
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	50,000	50,364
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	21,504
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	70,432

					2,335,840

HEALTH CARE (6.3%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	93,079
Allergan, Inc.	BBB-	5.75	04/01/16	50,000	51,807
AmerisourceBergen Corp.	A-	4.88	11/15/19	40,000	44,107
Anthem, Inc.	A	4.35	08/15/20	50,000	54,107
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	92,142
Biogen Idec, Inc.	A-	6.88	03/01/18	50,000	56,576
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	86,975
Hospira, Inc.	BBB-	6.05	03/30/17	75,000	80,697
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	85,970
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	84,982
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	87,425
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	92,488
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	92,550
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	90,594

					1,093,499

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

INDUSTRIALS (5.1%)
Crane Co.	BBB	2.75	12/15/18	90,000	91,779
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	86,439
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	84,547
Flowserve Corp.	BBB	3.50	09/15/22	65,000	64,603
Harsco Corp.	BB	5.75	05/15/18	85,000	87,550
Kennametal, Inc.	BBB	2.65	11/01/19	85,000	84,477
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	79,155
Pentair PLC	BBB	5.00	05/15/21	75,000	82,038
Pitney Bowes, Inc.	BBB	5.25	01/15/37	75,000	77,313
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	86,241
Textron, Inc.	BBB	4.63	09/21/16	50,000	52,005

					876,147

INFORMATION TECHNOLOGY (6.0%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	93,593
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	86,871
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	88,741
eBay, Inc.	A	2.88	08/01/21	75,000	74,024
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	92,931
Ingram Micro, Inc.	BBB-	5.00	08/10/22	25,000	26,205
Ingram Micro, Inc.	BBB-	5.25	09/01/17	55,000	58,848
Lam Research Corp.	BBB	2.75	03/15/20	75,000	74,486
Lexmark International, Inc.	BBB-	5.13	03/15/20	10,000	10,692
Lexmark International, Inc.	BBB-	6.65	06/01/18	75,000	82,496
Symantec Corp.	BBB	4.20	09/15/20	85,000	88,285
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	88,069
Total System Services, Inc.	BBB+	3.75	06/01/23	85,000	83,505
Western Union Co.	BBB	5.93	10/01/16	85,000	89,243

					1,037,989

MATERIALS (6.7%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	89,993
Alcoa, Inc.	BBB-	6.75	07/15/18	85,000	94,045
Carpenter Technology Corp.	BBB	4.45	03/01/23	85,000	84,552
Domtar Corp.	BBB-	4.40	04/01/22	85,000	86,383
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	54,086
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	85,000	78,678
Geon Co.	BBB-	7.50	12/15/15	50,000	51,240
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	85,196
Kinross Gold Corp.	BBB-	3.63	09/01/16	65,000	65,175
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	19,960
Methanex Corp.	BBB-	3.25	12/15/19	85,000	85,519
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	81,119
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	50,563
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	30,939
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	82,739
Teck Resources Ltd.	BBB-	4.75	01/15/22	75,000	69,686
Vulcan Materials Co.	BB+	7.00	06/15/18	40,000	45,200

					1,155,073

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	06/30/22	75,000	72,417
Verizon Communications, Inc.	BBB+	4.50	09/15/20	40,000	43,149

					115,566

UTILITIES (2.4%)
Constellation Energy	BBB-	5.15	12/01/20	50,000	55,328
Entergy Corp.	BBB-	5.13	09/15/20	85,000	92,502
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	30,708
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	77,604
SCANA Corp.	BBB	4.13	02/01/22	85,000	85,628
Talen Energy Supply LLC	BB-	4.60	12/15/21	30,000	27,525
Talen Energy Supply LLC	BB-	5.70	10/15/15	50,000	50,000

					419,295

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,800,344) 98.9%					17,134,298

TOTAL INVESTMENTS (Cost: $16,800,344) 98.9%					17,134,298

OTHER NET ASSETS 1.1%					193,724

NET ASSETS 100.0%					$17,328,022

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.4%)
U.S. Treasury Bill	A-1+	0.06	12/24/15	2,000,000	1,999,418

U.S. GOVERNMENT AGENCIES (21.1%)
FHLB	A-1+	0.01	07/24/15	2,000,000	1,999,987
FHLB	A-1+	0.03	08/05/15	4,000,000	3,999,906
FHLB	A-1+	0.08	08/19/15	400,000	399,956
FHLB	A-1+	0.12	08/14/15	191,000	190,972

					6,590,821

COMMERCIAL PAPER (69.3%)
Abbott Laboratories†	A-1+	0.12	08/27/15	1,200,000	1,199,772
Coca-Cola Co.†	A-1+	0.23	10/21/15	1,200,000	1,199,173
Danaher Corp.†	A-1	0.17	07/10/15	1,225,000	1,224,948
EMC Corp.†	A-1	0.12	07/21/15	1,200,000	1,199,920
Emerson Electric Co.†	A-1	0.12	07/24/15	250,000	249,981
Emerson Electric Co.†	A-1	0.12	08/10/15	500,000	499,933
Emerson Electric Co.†	A-1	0.13	08/19/15	450,000	449,920
General Electric Capital Corp.	A-1+	0.15	08/31/15	1,200,000	1,199,689
Honeywell International†	A-1	0.13	09/01/15	1,200,000	1,199,725
Intercontinental Exchange, Inc.†	A-1	0.19	07/24/15	700,000	699,915
Intercontinental Exchange, Inc.†	A-1	0.19	08/03/15	250,000	249,956
Intercontinental Exchange, Inc.†	A-1	0.19	08/13/15	300,000	299,932
J.P. Morgan Securities LLC	A-1	0.18	07/22/15	400,000	399,958
J.P. Morgan Securities LLC†	A-1	0.20	07/28/15	810,000	809,878
National Oilwell Varco, Inc.†	A-1	0.15	07/22/15	1,200,000	1,199,895
National Rural Utilities	A-1	0.10	07/21/15	450,000	449,975
Novartis Finance Corp.†	A-1+	0.13	07/09/15	1,175,000	1,174,966
QUALCOMM, Inc.†	A-1+	0.12	09/08/15	1,200,000	1,199,743
Questar Corp.†	A-1	0.12	07/17/15	1,200,000	1,199,936
San Diego Gas & Electric Co.†	A-1	0.14	07/01/15	1,200,000	1,200,000
Simon Property Group LP†	A-1	0.17	08/17/15	1,200,000	1,199,734
Toyota Motor Credit Corp.	A-1+	0.14	08/10/15	1,200,000	1,199,813
United Technologies Corp.†	A-1	0.13	08/31/15	1,000,000	999,853
Wisconsin Gas Co.	A-1	0.12	07/08/15	1,000,000	999,977

					21,706,592

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $30,296,719) 96.8%					30,296,831

TOTAL INVESTMENTS (Cost: $30,296,719) 96.8%					30,296,831

OTHER NET ASSETS 3.2%					1,012,449

NET ASSETS 100.0%					$31,309,280

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2015 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$292,781	1.7%
MONEY MARKET FUND	$17,457,180	55.8%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2015, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	2	E-mini S&P 500 Stock Index	P	September 2015	$205,440	($3,054)	2.0%
EQUITY INDEX FUND	5	E-mini S&P 500 Stock Index	P	September 2015	$513,600	($7,634)	1.6%
MID-CAP EQUITY INDEX FUND	5	E-mini S&P MidCap 400 Stock Index	P	September 2015	$749,050	($13,261)	3.7%

(a)	Includes the cumulative appreciation (depreciation) of futures contracts.
(2)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2015, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of June 30, 2015. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2015:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$5,873,947	—	—	$5,873,947
Common Stock - Active	$4,219,421	—	—	$4,219,421
Short-Term Debt Securities - Indexed	—	$149,980	—	$149,980

	$10,093,368	$149,980	—	$10,243,348

Equity Index Fund
Common Stock	$32,304,152	—	—	$32,304,152
Short-Term Debt Securities	—	$299,983	—	$299,983

	$32,304,152	$299,983	—	$32,604,135

Mid-Cap Equity Index Fund
Common Stock	$19,905,472	—	—	$19,905,472
Short-Term Debt Securities	—	$349,953	—	$349,953

	$19,905,472	$349,953	—	$20,255,425
Small Cap Value Fund
Common Stock	$8,769,290	—	—	$8,769,290
Short-Term Debt Securities	—	$299,983	—	$299,983

	$8,769,290	$299,983	—	$9,069,273
Small Cap Growth Fund
Common Stock	$6,669,447	—	—	$6,669,447

Bond Fund
U.S. Government Debt	—	$1,376,995	—	$1,376,995
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$4,829,453	—	$4,829,453
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$1,004,429	—	$1,004,429
Long-Term Corporate Debt	—	$9,923,421	—	$9,923,421

	—	$17,134,298	—	$17,134,298

Money Market Fund
U.S. Government Debt	—	$1,999,418	—	$1,999,418
U.S. Government Agency Short-Term Debt	—	$6,590,821	—	$6,590,821
Commercial Paper	—	$21,706,592	—	$21,706,592

	—	$30,296,831	—	$30,296,831
Other Financial Instruments:*
All America Fund	($3,054)	—	—	($3,054)
Equity Index Fund	($7,634)	—	—	($7,634)
Mid-Cap Equity Index Fund	($13,261)	—	—	($13,261)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the six months ended June 30, 2015, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2015 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,763,545	$6,954,265	$4,738,584	$1,762,451
Unrealized Depreciation	(352,088)	(925,298)	(867,545)	(343,845)

Net	$2,411,457	$6,028,967	$3,871,039	$1,418,606

Tax Cost of Investments	$7,831,891	$26,575,168	$16,384,386	$7,650,667

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,565,324	$454,748	$124
Unrealized Depreciation	(165,062)	(121,117)	(12)

Net	$1,400,262	$333,631	$112

Tax Cost of Investments	$5,269,185	$16,800,667	$30,296,719

Differences between amounts reflected in the Summary Portfolios or Portfolios of Investments in Securities and those computed for Federal income tax purposes arise primarily from the Federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a) (1)	Not applicable to semi-annual report.

(2)	Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 3, 2015

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: September 3, 2015